GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 53.2%
Aerospace & Defense – 1.2%
Howmet Aerospace, Inc.(a)
$821,000	5.125%		10/01/24	$ 821,525
Teledyne Technologies, Inc.
2,700,000	0.650		04/01/23	2,627,802
The Boeing Co.
4,925,000	1.167	(a)	02/04/23	4,868,116
2,550,000	1.950		02/01/24	2,463,122
TransDigm, Inc.(a)(b)
1,365,000	8.000		12/15/25	1,382,759

				12,163,324

Agriculture(b) – 0.0%
Cargill, Inc.
500,000	1.375		07/23/23	490,450

Airlines(a)(b) – 0.1%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
985,000	8.000		09/20/25	1,013,043

Apparel(a) – 0.1%
NIKE, Inc.
725,000	2.400		03/27/25	707,397

Automotive – 3.1%
BMW US Capital LLC(b)(c) (SOFR + 0.840%)
1,389,000	2.353		04/01/25	1,382,569
Dana Financing Luxembourg S.a.r.l.(a)(b)
1,405,000	5.750		04/15/25	1,350,781
Ford Motor Credit Co. LLC(a)
1,429,000	2.300		02/10/25	1,283,299
General Motors Co.
3,423,000	4.875		10/02/23	3,455,450
1,522,000	5.400		10/02/23	1,545,256
General Motors Financial Co., Inc.
4,925,000	1.050		03/08/24	4,665,256
2,425,000	1.200		10/15/24	2,254,814
5,415,000	3.800		04/07/25	5,286,719
Hyundai Capital America(b)
2,375,000	1.000		09/17/24	2,207,444

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
PACCAR Financial Corp.
$400,000	2.650%		04/06/23	$ 398,388
The Goodyear Tire & Rubber Co.(a)
1,330,000	9.500		05/31/25	1,375,725
Toyota Motor Credit Corp.
3,222,000	1.350		08/25/23	3,155,433
Volkswagen Group of America Finance LLC(b)
1,225,000	0.750		11/23/22	1,212,260
2,775,000	3.950		06/06/25	2,722,691

				32,296,085

Banks – 11.2%
ANZ New Zealand Int’l Ltd.(b)(c) (SOFR + 0.600%)
1,150,000	1.861		02/18/25	1,133,555
Banco Santander SA
6,600,000	3.892		05/24/24	6,572,544
1,400,000	2.706		06/27/24	1,368,080
Bank of America Corp.
1,200,000	4.100		07/24/23	1,211,376
(3M USD LIBOR + 0.790%)
4,125,000	3.004	(a)(c)	12/20/23	4,110,521
(3M USD LIBOR + 0.940%)
1,300,000	3.864	(a)(c)	07/23/24	1,294,241
2,500,000	4.000		01/22/25	2,489,525
(SOFR + 0.670%)
9,975,000	1.843	(a)(c)	02/04/25	9,622,583
Banque Federative du Credit Mutuel S.A.(b)
1,700,000	2.125		11/21/22	1,693,353
950,000	0.650		02/27/24	901,978
BNP Paribas SA(b)
2,475,000	3.500		03/01/23	2,473,168
BPCE SA(b)
649,000	4.000		09/12/23	648,072
Canadian Imperial Bank of Commerce
1,175,000	0.950		06/23/23	1,141,900
(SOFR + 0.940%)
2,165,000	1.701	(c)	04/07/25	2,141,640
Citigroup, Inc.(a)
925,000	2.700		10/27/22	925,564
(SOFR + 0.686%)
1,225,000	0.776	(c)	10/30/24	1,168,724
(SOFR + 1.372%)
3,295,000	4.140	(c)	05/24/25	3,284,258
(SOFR + 0.694%)
3,925,000	1.669	(c)	01/25/26	3,777,655

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citizens Bank NA(a)
$900,000	2.250%		04/28/25	$ 855,603
Cooperatieve Rabobank UA
1,050,000	0.375		01/12/24	1,001,480
Credit Suisse AG
4,995,000	3.700		02/21/25	4,889,855
Danske Bank A/S(a)(b)
1,175,000	1.226		06/22/24	1,105,358
Deutsche Bank AG
2,105,000	4.162		05/13/25	2,091,802
Fifth Third Bancorp(a)
325,000	1.625		05/05/23	320,271
Fifth Third Bank NA(a)
1,125,000	1.800		01/30/23	1,118,464
First Horizon Corp.(a)
1,000,000	3.550		05/26/23	996,350
HSBC Holdings PLC
1,300,000	3.600		05/25/23	1,303,731
ING Groep NV
900,000	4.100		10/02/23	902,970
Intesa Sanpaolo SpA(b)
1,031,000	3.125		07/14/22	1,031,031
JPMorgan Chase & Co.(a)(c)
(SOFR + 1.455%)
2,225,000	1.514		06/01/24	2,169,553
(SOFR + 0.600%)
850,000	0.653		09/16/24	815,354
(SOFR + 0.420%)
2,750,000	0.563		02/16/25	2,592,672
KeyBank NA
725,000	1.250		03/10/23	715,423
Macquarie Bank Ltd.(b)
1,225,000	2.100		10/17/22	1,220,737
2,150,000	0.441		12/16/22	2,124,200
Mitsubishi UFJ Financial Group, Inc.
1,000,000	2.623		07/18/22	1,000,080
1,550,000	3.761		07/26/23	1,548,543
Mizuho Financial Group, Inc.(a)(c) (-1x SOFR + 1.252%)
1,275,000	1.241		07/10/24	1,239,262
Morgan Stanley
1,400,000	3.125		01/23/23	1,400,042
(SOFR + 0.466%)
1,550,000	0.560	(a)(c)	11/10/23	1,530,362

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley – (continued)
(3M USD LIBOR + 0.847%)
$1,125,000	3.737	%(a)(c)	04/24/24	$ 1,121,974
(SOFR + 0.745%)
725,000	0.864	(a)(c)	10/21/25	669,088
Morgan Stanley, Inc.(a)(c) (SOFR + 0.625%)
7,125,000	1.655		01/24/25	6,955,140
MUFG Union Bank NA(a)
650,000	2.100		12/09/22	647,140
Natwest Group PLC(a)(c) (1 Year CMT + 2.150%)
1,200,000	2.359		05/22/24	1,177,740
Natwest Markets PLC(b)
1,250,000	3.625		09/29/22	1,250,275
795,000	2.375		05/21/23	784,450
Royal Bank of Canada
1,125,000	1.950		01/17/23	1,119,161
1,475,000	0.500		10/26/23	1,426,443
Santander Holdings USA, Inc.(a)(c) (SOFR + 1.380%)
2,315,000	4.260		06/09/25	2,287,776
Santander UK Group Holdings PLC(a)(c) (SOFR + 0.787%)
1,425,000	1.089		03/15/25	1,331,876
Skandinaviska Enskilda Banken AB(b)
1,175,000	0.550		09/01/23	1,136,965
Societe Generale SA(b)
4,885,000	4.351		06/13/25	4,871,908
Standard Chartered PLC(a)(b)(c)
(3M USD LIBOR + 1.080%)
1,400,000	3.885		03/15/24	1,396,108
(1 Year CMT + 0.780%)
875,000	0.991		01/12/25	826,919
Sumitomo Mitsui Financial Group, Inc.
325,000	0.508		01/12/24	309,556
725,000	0.948		01/12/26	646,200
Sumitomo Mitsui Trust Bank Ltd.(b)
2,250,000	0.800		09/12/23	2,177,168
The Bank of New York Mellon Corp.(a)
1,375,000	0.350		12/07/23	1,325,101
Truist Bank(a)
1,700,000	1.250		03/09/23	1,676,642
UBS AG(b)
1,775,000	0.450		02/09/24	1,686,268
Wells Fargo & Co.(a)
500,000	3.750		01/24/24	500,955

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co.(a) – (continued)
(SOFR + 1.600%)
$3,125,000	1.654	%(c)	06/02/24	$ 3,052,562

				116,309,295

Beverages – 1.0%
Constellation Brands, Inc.
7,830,000	3.600		05/09/24	7,795,235
JDE Peet’s NV(a)(b)
2,625,000	0.800		09/24/24	2,440,961

				10,236,196

Biotechnology – 0.4%
Gilead Sciences, Inc.(a)
131,000	0.750		09/29/23	126,830
Illumina, Inc.
2,475,000	0.550		03/23/23	2,423,867
Royalty Pharma PLC
1,200,000	0.750		09/02/23	1,155,312

				3,706,009

Building Materials(a)(b) – 0.1%
JELD-WEN, Inc.
1,435,000	4.625		12/15/25	1,214,684

Chemicals – 0.4%
Celanese US Holdings LLC(a)
350,000	3.500		05/08/24	345,275
International Flavors & Fragrances, Inc.(b)
3,050,000	0.697		09/15/22	3,035,817
Westlake Corp.(a)
975,000	0.875		08/15/24	927,050

				4,308,142

Commercial Services – 0.3%
Global Payments, Inc.(a)
1,150,000	3.750		06/01/23	1,141,720
525,000	1.200		03/01/26	463,134
PayPal Holdings, Inc.
1,475,000	1.350		06/01/23	1,451,533

				3,056,387

Computers(a) – 0.9%
Dell International LLC/EMC Corp.
1,447,000	5.450		06/15/23	1,463,713

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
Dell International LLC/EMC Corp. – (continued)
$1,075,000	5.850%		07/15/25	$ 1,109,443
Hewlett Packard Enterprise Co.
1,400,000	2.250		04/01/23	1,389,262
2,175,000	4.450		10/02/23	2,193,161
3,625,000	1.450		04/01/24	3,489,715

				9,645,294

Diversified Financial Services – 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5,600,000	4.125	(a)	07/03/23	5,555,928
3,375,000	1.150		10/29/23	3,221,471
AIG Global Funding(b)
1,450,000	2.300		07/01/22	1,450,000
2,100,000	0.800		07/07/23	2,043,888
1,525,000	0.450		12/08/23	1,457,153
5,075,000	0.650		06/17/24	4,770,551
Air Lease Corp.
500,000	2.250		01/15/23	495,230
1,150,000	2.750	(a)	01/15/23	1,144,560
5,549,000	4.250	(a)	02/01/24	5,488,571
825,000	2.300	(a)	02/01/25	771,301
Ally Financial, Inc.(a)
3,075,000	1.450		10/02/23	2,974,294
Aviation Capital Group LLC(a)(b)
1,200,000	5.500		12/15/24	1,191,480
550,000	1.950		01/30/26	481,069
Avolon Holdings Funding Ltd.(a)(b)
675,000	2.875		02/15/25	621,689
Capital One Financial Corp.(a)
(3M USD LIBOR + 0.720%)
1,300,000	1.959	(c)	01/30/23	1,300,533
725,000	2.600		05/11/23	719,932
LD Holdings Group LLC(a)(b)
1,490,000	6.500		11/01/25	1,015,375
Nasdaq, Inc.(a)
1,450,000	0.445		12/21/22	1,431,338
Navient Corp.
1,395,000	5.500		01/25/23	1,385,123

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
OneMain Finance Corp.
$1,380,000	5.625%		03/15/23	$ 1,366,945
Synchrony Financial(a)
3,085,000	4.875		06/13/25	3,049,430
United Wholesale Mortgage LLC(a)(b)
1,460,000	5.500		11/15/25	1,253,425
USAA Capital Corp.(b)
150,000	1.500		05/01/23	147,726

				43,337,012

Electrical – 3.5%
American Electric Power Co., Inc.
1,750,000	2.031		03/15/24	1,691,847
Avangrid, Inc.(a)
650,000	3.200		04/15/25	631,365
Berkshire Hathaway Energy Co.(a)
650,000	4.050		04/15/25	655,259
Dominion Energy, Inc.
1,200,000	2.450	(b)	01/15/23	1,190,736
2,025,000	1.450	(a)	04/15/26	1,831,936
DTE Energy Co.
1,125,000	0.550		11/01/22	1,116,923
575,000	1.050	(a)	06/01/25	528,713
Enel Finance International NV(a)(b)
2,575,000	1.375		07/12/26	2,264,661
Entergy Louisiana LLC(a)
559,000	0.620		11/17/23	537,288
2,000,000	0.950		10/01/24	1,884,740
Eversource Energy
2,405,000	4.200		06/27/24	2,410,868
FirstEnergy Corp.(a)
400,000	2.050		03/01/25	369,800
Florida Power & Light Co.(a)
375,000	2.850		04/01/25	368,884
Georgia Power Co.
1,000,000	2.100		07/30/23	985,400
ITC Holdings Corp.(a)
585,000	2.700		11/15/22	582,748
NextEra Energy Capital Holdings, Inc.
2,150,000	0.650		03/01/23	2,113,063

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
NextEra Energy Capital Holdings, Inc. – (continued)
$2,370,000	4.450%		06/20/25	$ 2,389,955
NRG Energy, Inc.(a)(b)
1,225,000	3.750		06/15/24	1,200,843
PPL Electric Utilities Corp.(a)(c)
(3M USD LIBOR + 0.250%)
275,000	2.484		09/28/23	272,663
(SOFR + 0.330%)
1,930,000	1.840		06/24/24	1,893,079
Public Service Enterprise Group, Inc.(a)
1,725,000	0.841		11/08/23	1,656,828
675,000	2.875		06/15/24	661,345
675,000	0.800		08/15/25	609,869
Southern Power Co.(a)
500,000	0.900		01/15/26	445,525
The Southern Co.
1,400,000	2.950	(a)	07/01/23	1,384,110
3,575,000	4.475	(d)	08/01/24	3,588,406
Vistra Operations Co. LLC(a)(b)
875,000	3.550		07/15/24	844,471
WEC Energy Group, Inc.
725,000	0.550		09/15/23	700,676
Xcel Energy, Inc.(a)
1,948,000	0.500		10/15/23	1,872,086

				36,684,087

Entertainment(a)(b) – 0.4%
Banijay Entertainment SASU
1,410,000	5.375		03/01/25	1,338,231
Caesars Resort Collection LLC/CRC Finco, Inc.
2,600,000	5.750		07/01/25	2,491,632

				3,829,863

Environmental(a) – 0.2%
GFL Environmental, Inc.(b)
1,415,000	3.750		08/01/25	1,311,946
Waste Management, Inc.
625,000	0.750		11/15/25	568,431

				1,880,377

Food & Drug Retailing – 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(a)(b)
1,430,000	3.250		03/15/26	1,250,020

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
B&G Foods, Inc.(a)
$1,415,000	5.250%		04/01/25	$ 1,304,871
Danone SA(a)(b)
7,000,000	2.589		11/02/23	6,910,610
Mondelez International Holdings Netherlands B.V.(b)
775,000	2.125		09/19/22	773,814
2,500,000	0.750		09/24/24	2,334,775
Mondelez International, Inc.(a)
525,000	1.500		05/04/25	490,303
US Foods, Inc.(a)(b)
1,385,000	6.250		04/15/25	1,380,997

				14,445,390

Forest Products & Paper(b) – 0.1%
Georgia-Pacific LLC
1,125,000	0.625		05/15/24	1,056,026

Gaming(a) – 0.1%
MGM Resorts International
1,375,000	6.750		05/01/25	1,351,721

Gas(a) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
1,290,000	5.875		08/20/26	1,208,201
NiSource, Inc.
1,025,000	0.950		08/15/25	919,773
The East Ohio Gas Co.(b)
250,000	1.300		06/15/25	229,818

				2,357,792

Healthcare Providers & Services – 2.3%
Aetna, Inc.(a)
975,000	2.800		06/15/23	963,056
2,250,000	3.500		11/15/24	2,225,632
Anthem, Inc.
2,875,000	0.450		03/15/23	2,820,749
Baxter International, Inc.
4,000,000	0.868		12/01/23	3,839,000
DH Europe Finance II S.a.r.l.
1,000,000	2.050		11/15/22	996,450
3,025,000	2.200	(a)	11/15/24	2,903,244

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Humana, Inc.(a)
$2,525,000	0.650%		08/03/23	$ 2,446,927
PerkinElmer, Inc.(a)
1,700,000	0.850		09/15/24	1,577,124
Thermo Fisher Scientific, Inc.(a)
4,050,000	1.215		10/18/24	3,841,587
Zimmer Biomet Holdings, Inc.(a)
3,000,000	1.450		11/22/24	2,829,870

				24,443,639

Home Builders(a) – 0.3%
D.R. Horton, Inc.
3,199,000	4.750		02/15/23	3,225,232

Insurance(b) – 2.7%
Athene Global Funding
1,090,000	2.800		05/26/23	1,079,568
875,000	1.200		10/13/23	842,310
2,225,000	0.950		01/08/24	2,113,394
375,000	2.500		01/14/25	357,000
600,000	1.450		01/08/26	534,972
Equitable Financial Life Global Funding
700,000	1.400		07/07/25	643,293
Great-West Lifeco US Finance 2020 LP(a)
425,000	0.904		08/12/25	386,508
Jackson Financial, Inc.
2,325,000	1.125		11/22/23	2,235,627
Metropolitan Life Global Funding I
575,000	1.950		01/13/23	571,303
600,000	0.900		06/08/23	587,214
New York Life Global Funding
1,200,000	1.100		05/05/23	1,175,736
Pacific Life Global Funding II
4,025,000	0.500		09/23/23	3,886,701
(SOFRINDX + 0.800%)
5,400,000	2.313	(c)	03/30/25	5,347,080
Principal Life Global Funding II
2,150,000	0.500		01/08/24	2,046,671

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance(b) – (continued)
Protective Life Global Funding
$2,225,000	1.082%	06/09/23	$ 2,172,490
2,100,000	0.631	10/13/23	2,027,172
600,000	0.473	01/12/24	569,274
Reliance Standard Life Global Funding II
1,600,000	2.625	07/22/22	1,599,808
275,000	2.150	01/21/23	272,308

			28,448,429

Internet(a)(b) – 0.3%
Prosus NV
2,260,000	3.257	01/19/27	1,977,500
Uber Technologies, Inc.
1,365,000	7.500	05/15/25	1,360,919

			3,338,419

Iron/Steel – 0.2%
Nucor Corp.
730,000	3.950	05/23/25	727,613
Steel Dynamics, Inc.(a)
1,240,000	2.400	06/15/25	1,174,230

			1,901,843

Leisure Time(a)(b) – 0.2%
NCL Corp. Ltd.
930,000	5.875	02/15/27	795,159
Royal Caribbean Cruises Ltd.
1,585,000	11.500	06/01/25	1,627,922

			2,423,081

Machinery-Diversified – 0.2%
John Deere Capital Corp.
400,000	1.200	04/06/23	394,204
Rockwell Automation, Inc.(a)
1,250,000	0.350	08/15/23	1,212,587

			1,606,791

Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
2,700,000	4.500	02/01/24	2,716,686
CSC Holdings LLC
1,370,000	5.250	06/01/24	1,282,238
DISH DBS Corp.
1,410,000	5.875	07/15/22	1,410,113

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Sky Ltd.(b)
$1,550,000	3.125%	11/26/22	$ 1,550,914
The Walt Disney Co.
825,000	3.350	03/24/25	818,738
Time Warner Entertainment Co. LP
2,200,000	8.375	03/15/23	2,267,606

			10,046,295

Mining(a)(b) – 0.2%
Glencore Funding LLC
1,175,000	3.000	10/27/22	1,173,602
675,000	1.625	09/01/25	618,543

			1,792,145

Miscellaneous Manufacturing – 1.2%
Hillenbrand, Inc.(a)
1,380,000	5.750	06/15/25	1,407,241
Parker-Hannifin Corp.
4,745,000	3.650	06/15/24	4,713,968
Siemens Financieringsmaatschappij NV(b)
6,150,000	0.650	03/11/24	5,870,913

			11,992,122

Office(a)(b) – 0.1%
Xerox Holdings Corp.
1,385,000	5.000	08/15/25	1,288,078

Oil Field Services – 1.4%
BP Capital Markets PLC
4,516,000	2.500	11/06/22	4,516,000
Canadian Natural Resources Ltd.(a)
825,000	2.050	07/15/25	772,794
Chevron Corp.
950,000	1.141	05/11/23	933,888
Exxon Mobil Corp.(a)
900,000	2.992	03/19/25	886,860
Phillips 66(a)
950,000	0.900	02/15/24	906,082
Qatar Energy(a)(b)
2,520,000	1.375	09/12/26	2,274,930
Range Resources Corp.(a)
2,130,000	5.000	03/15/23	2,114,131

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
SA Global Sukuk Ltd.(a)
$2,520,000	1.602%		06/17/26	$ 2,300,760

				14,705,445

Packaging – 0.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)(b)
557,000	6.000		06/15/27	551,057
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)(b)
1,395,000	5.250		04/30/25	1,293,904
Ball Corp.
2,065,000	4.000		11/15/23	2,045,279
Berry Global, Inc.(a)
2,100,000	0.950		02/15/24	1,989,183
550,000	1.570		01/15/26	491,046

				6,370,469

Pharmaceuticals – 3.3%
AbbVie, Inc.
1,606,000	3.200	(a)	11/06/22	1,606,739
1,975,000	2.300		11/21/22	1,968,463
7,750,000	2.600	(a)	11/21/24	7,508,510
AstraZeneca PLC(a)
2,000,000	3.500		08/17/23	2,006,880
Bristol-Myers Squibb Co.(a)
1,450,000	0.537		11/13/23	1,401,889
Cigna Corp.(a)
4,000,000	3.050		11/30/22	3,998,640
1,310,000	3.000		07/15/23	1,301,118
1,357,000	3.750		07/15/23	1,358,574
3,170,000	0.613		03/15/24	3,018,823
GlaxoSmithKline Capital PLC(a)
875,000	0.534		10/01/23	845,635
Herbalife Nutrition Ltd./HLF Financing, Inc.(a)(b)
2,940,000	7.875		09/01/25	2,652,144
Merck & Co., Inc.(a)
5,263,000	2.400		09/15/22	5,259,474
PRA Health Sciences, Inc.(a)(b)
1,435,000	2.875		07/15/26	1,277,480

				34,204,369

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – 2.3%
Enbridge, Inc.
(SOFR + 0.400%)
$600,000	1.639	%(c)	02/17/23	$ 596,778
4,000,000	4.000	(a)	10/01/23	4,008,320
1,150,000	0.550		10/04/23	1,107,197
(SOFR + 0.630%)
1,950,000	1.855	(c)	02/16/24	1,926,541
Enterprise Products Operating LLC(a)
649,000	3.350		03/15/23	647,170
Kinder Morgan, Inc.(a)(b)
4,850,000	5.625		11/15/23	4,937,203
MPLX LP(a)
1,125,000	3.375		03/15/23	1,122,323
4,874,000	4.500		07/15/23	4,884,479
NuStar Logistics LP(a)
1,360,000	6.000		06/01/26	1,259,319
The Williams Cos., Inc.(a)
1,100,000	3.700		01/15/23	1,101,551
TransCanada PipeLines Ltd.(a)
2,275,000	1.000		10/12/24	2,125,214

				23,716,095

Real Estate(a)(b) – 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp.
2,745,000	4.875		06/01/23	2,645,521

Real Estate Investment Trust – 0.7%
American Tower Corp.
1,125,000	3.500		01/31/23	1,124,842
1,675,000	3.000		06/15/23	1,657,496
750,000	0.600		01/15/24	711,413
Crown Castle International Corp.(a)
700,000	1.350		07/15/25	639,520
VICI Properties LP
3,715,000	4.375		05/15/25	3,640,143

				7,773,414

Retailing(a) – 0.8%
7-Eleven, Inc.(b)
950,000	0.625		02/10/23	931,912
4,325,000	0.800		02/10/24	4,107,323

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
7-Eleven, Inc. – (continued)
$400,000	0.950%		02/10/26	$ 353,444
Genuine Parts Co.
1,375,000	1.750		02/01/25	1,297,835
Penske Automotive Group, Inc.
1,515,000	3.500		09/01/25	1,422,070

				8,112,584

Savings & Loans(b) – 0.2%
Nationwide Building Society
1,325,000	2.000		01/27/23	1,313,539
(3M USD LIBOR + 1.064%)
1,001,000	3.766	(a)(c)	03/08/24	998,047

				2,311,586

Semiconductors(a) – 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3,600,000	3.625		01/15/24	3,596,364
Broadcom, Inc.
5,225,000	3.625		10/15/24	5,169,772
NXP B.V./NXP Funding LLC/NXP USA, Inc.
275,000	2.700		05/01/25	261,778

				9,027,914

Software – 2.0%
Fidelity National Information Services, Inc.(a)
1,050,000	1.150		03/01/26	931,529
Fiserv, Inc.(a)
825,000	3.800		10/01/23	826,452
7,950,000	2.750		07/01/24	7,760,552
Infor, Inc.(a)(b)
1,225,000	1.450		07/15/23	1,193,505
Intuit, Inc.(a)
500,000	0.950		07/15/25	460,790
Oracle Corp.(a)
1,400,000	2.500		04/01/25	1,329,958
Take-Two Interactive Software, Inc.
6,205,000	3.300		03/28/24	6,127,375
VMware, Inc.(a)
2,600,000	1.000		08/15/24	2,434,952

				21,065,113

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – 2.3%
AT&T, Inc.(a)
$5,400,000	0.900%	03/25/24	$ 5,160,078
T-Mobile USA, Inc.(a)
8,800,000	3.500	04/15/25	8,616,080
The Bell Telephone Co. of Canada/Bell Canada
4,275,000	0.750	03/17/24	4,071,467
Verizon Communications, Inc.
4,525,000	0.750	03/22/24	4,316,488
1,450,000	0.850 (a)	11/20/25	1,314,701

			23,478,814

Transportation(a) – 0.7%
Canadian Pacific Railway Co.
5,375,000	1.350	12/02/24	5,067,980
Ryder System, Inc.
1,000,000	2.500	09/01/22	999,000
United Parcel Service, Inc.
1,000,000	3.900	04/01/25	1,008,270

			7,075,250

Trucking & Leasing(a)(b) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,025,000	1.200	11/15/25	913,490

TOTAL CORPORATE OBLIGATIONS (Cost $574,543,164)			$ 551,994,712

Mortgage-Backed Obligations – 2.7%
Collateralized Mortgage Obligations – 0.6%
Regular Floater(c) – 0.1%
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
$313,924	1.924%	09/15/37	$ 317,377
FHLMC REMIC Series 3374, Class FT (1M USD LIBOR + 0.300%)
35,126	1.624	04/15/37	34,987
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
48,803	2.174	06/15/39	49,608
FHLMC STRIPS Series 237, Class F23 (1M USD LIBOR + 0.400%)
106,729	1.724	05/15/36	107,217
FNMA REMIC Series 1998-66, Class FC (1M USD LIBOR + 0.500%)
704	2.023	11/17/28	705

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(c) – (continued)
FNMA REMIC Series 2006-72, Class XF (1M USD LIBOR + 0.500%)
$130,302	2.124%	08/25/36	$ 130,926
FNMA REMIC Series 2008-22, Class FD (1M USD LIBOR + 0.840%)
183,714	2.464	04/25/48	187,533
FNMA REMIC Series 2009-75, Class MF (1M USD LIBOR + 1.150%)
304,015	2.774	09/25/39	312,252
FNMA REMIC Series 2013-96, Class FW (1M USD LIBOR + 0.400%)
54,160	2.024	09/25/43	54,273

			1,194,878

Sequential Fixed Rate – 0.0%
FHLMC REMIC Series 4248, Class LM
243,727	6.500	05/15/41	267,763

Sequential Floating Rate – 0.5%
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2(b)(c) (SOFR30A + 1.650%)
442,000	2.576	12/25/41	395,866
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1(b)(c) (SOFR30A + 1.900%)
545,332	2.826	04/25/42	542,028
CSMC Series 2021-NQM8, Class A1(b)(c)
321,429	1.841	10/25/66	289,149
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A(b)(c) (SOFR30A + 1.000%)
900,000	1.926	01/25/42	868,330
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1A(b)(c) (SOFR30A + 2.000%)
446,847	2.926	04/25/42	437,531
FNMA REMIC Series 1997-20, Class F(c)
6,885	1.026	03/25/27	6,815
Verus Securitization Trust Series 2021-8, Class A1(b)(c)
230,434	1.824	11/25/66	206,945
Verus Securitization Trust Series 2022-1, Class A1(b)(d)
1,970,963	2.724	01/25/67	1,883,495

			4,630,159

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 6,092,800

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 2.1%
Sequential Fixed Rate – 0.7%
BANK Series 2017-BNK6, Class A3
$1,659,373	3.125%	07/15/60	$ 1,612,878
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5
2,955,992	4.064	02/15/47	2,953,682
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4
3,000,000	3.249	02/15/48	2,928,521

			7,495,081

Sequential Floating Rate(c) – 1.4%
ELP Commercial Mortgage Trust Series 2021-ELP, Class A(b) (1M USD LIBOR + 0.701%)
3,700,000	2.026	11/15/38	3,517,102
BX Commercial Mortgage Trust Series 2021-CIP, Class A(b) (1M USD LIBOR + 0.921%)
1,800,000	2.245	12/15/38	1,743,226
BX Trust Series 2021-ARIA, Class A(b) (1M USD LIBOR + 0.899%)
1,100,000	2.223	10/15/36	1,040,477
BX Series 2021-MFM1, Class A(b) (1M USD LIBOR + 0.700%)
100,000	2.024	01/15/34	96,099
BX Commercial Mortgage Trust Series 2021-21M, Class A(b) (1M USD LIBOR + 0.730%)
650,000	2.054	10/15/36	627,247
BXHPP Trust Series 2021-FILM, Class A(b) (1M USD LIBOR + 0.650%)
1,550,000	1.974	08/15/36	1,469,299
BX Trust Series 2021-BXMF, Class A(b) (1M USD LIBOR + 0.636%)
700,000	1.960	10/15/26	663,758
EQUS Mortgage Trust Series 2021-EQAZ, Class A(b) (1M USD LIBOR + 0.755%)
550,000	2.079	10/15/38	525,829
FHLMC Multifamily Structured Pass-Through Certificates Series KF19, Class A (1M USD LIBOR + 0.450%)
405,221	1.570	06/25/23	405,070
FHLMC Multifamily Structured Pass-Through Certificates Series KF31, Class A (1M USD LIBOR + 0.370%)
452,415	1.490	04/25/24	451,946
FHLMC Multifamily Structured Pass-Through Certificates Series KF32, Class A (1M USD LIBOR + 0.370%)
330,499	1.490	05/25/24	330,114
FHLMC Multifamily Structured Pass Through Certificates Series KF58, Class A (1M USD LIBOR + 0.500%)
690,625	1.620	01/25/26	690,625
FHLMC Multifamily Structured Pass Through Certificates Series KF60, Class A (1M USD LIBOR + 0.490%)
514,581	1.610	02/25/26	514,385

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Great Wolf Trust Series 2019-WOLF, Class A(b) (1M USD LIBOR + 1.034%)
$600,000	2.358%	12/15/36		$ 585,342
KKR Industrial Portfolio Trust Series 2021-KDIP, Class A(b) (1M USD LIBOR + 0.550%)
130,657	1.874	12/15/37		125,439
ONE PARK Mortgage Trust Series 2021-PARK, Class A(b) (1M USD LIBOR + 0.700%)
919,000	2.024	03/15/36		875,623
STWD Trust Series 2021-FLWR, Class A(b) (1M USD LIBOR + 0.577%)
1,300,000	1.901	07/15/36		1,234,538

				14,896,119

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 22,391,200

Federal Agencies – 0.0%
FHLMC – 0.0%
$74	4.500%	05/01/23	75	$ 74

GNMA – 0.0%
5,114	7.000	04/15/26	5,308	5,278

TOTAL FEDERAL AGENCIES				$ 5,352

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $29,806,099)				$ 28,489,352

Asset-Backed Securities – 21.0%
Automotive – 6.2%
Ford Credit Auto Owner Trust Series 2019-1, Class A(b)
$2,600,000	3.520%	07/15/30		$ 2,587,119
Ford Credit Auto Owner Trust Series 2020-1, Class A(b)
6,835,000	2.040	08/15/31		6,536,974
Ford Credit Floorplan Master Owner Trust A Series 2020-1, Class A2(c) (1M USD LIBOR + 0.500%)
1,500,000	1.824	09/15/25		1,501,209
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class A
3,200,000	1.060	09/15/27		2,937,944
Ford Credit Floorplan Master Owner Trust Series 2018-2, Class A
6,900,000	3.170	03/15/25		6,890,482
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A
3,625,000	2.440	09/15/26		3,525,497

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive – (continued)
GM Financial Consumer Automobile Receivables Trust 2021-4, Class A3
$5,700,000	0.680%	09/16/26	$ 5,422,466
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A(b)
1,500,000	2.900	04/15/26	1,480,369
GMF Floorplan Owner Revolving Trust Series 2020-2, Class A(b)
1,500,000	0.690	10/15/25	1,444,393
Hyundai Auto Lease Securitization Trust Series 2021-B, Class A3(b)
1,550,000	0.330	06/17/24	1,510,462
Hyundai Auto Lease Securitization Trust Series 2021-C, Class A3(b)
7,600,000	0.380	09/16/24	7,329,006
Hyundai Auto Receivables Trust Series 2021-A, Class A3
900,000	0.380	09/15/25	872,288
Mercedes-Benz Auto Lease Trust Series 2021-B, Class A3
2,550,000	0.400	11/15/24	2,470,363
NextGear Floorplan Master Owner Trust Series 2021-1A, Class A(b)
5,500,000	0.850	07/15/26	5,125,511
Tesla Auto Lease Trust Series 2021-A, Class A3(b)
500,000	0.560	03/20/25	482,285
Tesla Auto Lease Trust Series 2021-A, Class A4(b)
1,800,000	0.660	03/20/25	1,721,552
Tesla Auto Lease Trust Series 2021-B, Class A3(b)
5,300,000	0.600	09/22/25	5,003,064
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
3,800,000	0.710	04/15/26	3,637,292
Toyota Lease Owner Trust Series 2021-A, Class A3(b)
1,975,000	0.390	04/22/24	1,932,409
Toyota Lease Owner Trust Series 2021-A, Class A4(b)
375,000	0.500	08/20/25	361,964
Toyota Lease Owner Trust Series 2021-B, Class A3(b)
1,550,000	0.420	10/21/24	1,496,361

			64,269,010

Collateralized Loan Obligations(b)(c) – 8.1%
AIG CLO Series 2021-1A, Class A (3M USD LIBOR + 1.100%)
2,066,436	2.236	04/22/34	1,988,244
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR (3M USD LIBOR + 1.200%)
1,300,000	2.263	07/20/34	1,258,339
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1 (3M USD LIBOR + 1.150%)
4,000,000	2.194	04/15/34	3,875,184

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Anchorage Capital CLO Ltd. Series 2014-4RA, Class A (3M USD LIBOR + 1.050%)
$3,600,000	2.288%	01/28/31	$ 3,547,523
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1 (3M USD LIBOR + 1.140%)
5,000,000	1.506	01/22/35	4,806,130
BSPDF Issuer Ltd. Series 2021-FL1, Class A (1M USD LIBOR + 1.200%)
1,000,000	2.524	10/15/36	948,282
CarVal CLO IV Ltd. Series 2021-1A, Class A1A (3M USD LIBOR + 1.180%)
2,600,000	2.243	07/20/34	2,515,999
CBAM Ltd. Series 2017-2A, Class AR (3M USD LIBOR + 1.190%)
5,000,000	2.234	07/17/34	4,825,730
Cedar Funding VII CLO Ltd. Series 2018-7A, Class A1 (3M USD LIBOR + 1.000%)
3,000,000	2.063	01/20/31	2,943,972
Dryden 64 CLO, Ltd. Series 2018-64A Class A (3M USD LIBOR + 0.970%)
5,950,000	2.014	04/18/31	5,818,999
ICG Rhinebeck CLO Ltd. Series 2021-4A, Class A1 (3M USD LIBOR + 1.210%)
12,000,000	2.424	10/26/34	11,622,852
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
5,054,272	1.794	04/15/29	4,961,925
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR (3M USD LIBOR + 1.070%)
1,000,000	2.114	07/15/33	973,455
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR (3M USD LIBOR + 1.100%)
5,000,000	2.578	05/20/32	4,834,675
OCP CLO Ltd. Series 2014-5A, Class A1R (3M USD LIBOR + 1.080%)
2,600,000	2.294	04/26/31	2,547,119
Octagon Investment Partners 07/34 1 Series 2021-1A, Class A1 (3M USD LIBOR + 1.120%)
1,000,000	2.164	07/15/34	959,935
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR (3M USD LIBOR + 1.140%)
2,500,000	2.203	07/02/35	2,425,210
Pikes Peak CLO 2 Series 2018-2A, Class AR (3M USD LIBOR + 1.190%)
6,700,000	2.234	10/18/34	6,438,238
Trysail CLO Ltd. Series 2021-1A, Class A1 (3M USD LIBOR + 1.320%)
1,400,000	2.383	07/20/32	1,362,530

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Wellfleet CLO Ltd. Series 2021-3A, Class A (3M USD LIBOR + 1.190%)
$15,000,000	2.234%	01/15/35	$ 14,459,955
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
475,000	2.588	07/28/32	463,293

			83,577,589

Credit Card – 5.0%
Barclays Dryrock Issuance Trust Series 2021-1, Class A
6,200,000	0.630	07/15/27	5,831,306
CARDS II Trust Series 2021-1A, Class A(b)
4,075,000	0.602	04/15/27	3,880,996
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5(c) (1M USD LIBOR + 0.620%)
8,100,000	2.246	04/22/26	8,125,897
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7(c) (1M USD LIBOR + 0.370%)
4,300,000	1.530	08/08/24	4,300,493
Citibank Credit Card Issuance Trust Series 2018-A2, Class A2(c) (1M USD LIBOR + 0.330%)
960,000	1.942	01/20/25	960,589
Evergreen Credit Card Trust Series 2019-2, Class A(b)
2,900,000	1.900	09/15/24	2,897,133
Evergreen Credit Card Trust Series 2021-1, Class A(b)
8,275,000	0.900	10/15/26	7,818,983
Golden Credit Card Trust Series 2017-4A, Class A(b)(c) (1M USD LIBOR + 0.520%)
11,200,000	1.844	07/15/24	11,198,208
Master Credit Card Trust II Series 2020-1A, Class A(b)
3,600,000	1.990	09/21/24	3,568,996
Master Credit Card Trust Series 2021-1A, Class A(b)
3,900,000	0.530	11/21/25	3,700,352

			52,282,953

Home Equity(c) – 0.0%
Centex Home Equity Loan Trust Series 2004-D, Class MV3 (1M USD LIBOR + 1.500%)
3,330	3.124	09/25/34	3,315

Student Loan(c) – 1.7%
Access Group, Inc. Series 2013-1, Class A(b) (1M USD LIBOR + 0.500%)
727,874	2.124	02/25/36	716,737

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
ECMC Group Student Loan Trust Series 2017-1A, Class A(b) (1M USD LIBOR + 1.200%)
$1,390,834	2.824%	12/27/66	$ 1,384,096
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
1,370,490	2.324	02/25/39	1,357,104
Goal Capital Funding Trust Series 2010-1, Class A(b) (3M USD LIBOR + 0.700%)
19,568	2.224	08/25/48	19,513
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
1,383,943	2.084	07/25/45	1,381,386
Kentucky Higher Education Student Loan Corp. Series 2021-1, Class A1B (1M USD LIBOR + 0.780%)
852,856	2.404	03/25/51	841,021
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
605,455	2.474	02/25/42	599,122
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3M USD LIBOR + 0.950%)
206,687	2.134	04/25/38	206,229
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
2,233,327	2.674	12/27/66	2,219,470
Navient Student Loan Trust Series 2017-4A, Class A2(b) (1M USD LIBOR + 0.500%)
488,290	2.124	09/27/66	487,847
Nelnet Student Loan Trust Series 2012-3A, Class A(b) (1M USD LIBOR + 0.700%)
2,445,846	2.324	02/25/45	2,445,829
PHEAA Student Loan Trust Series 2014-3A, Class A(b) (1M USD LIBOR + 0.590%)
3,311,070	2.214	08/25/40	3,258,316
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1M USD LIBOR + 0.900%)
745,027	1.700	07/01/31	744,236
SLC Student Loan Trust Series 2007-1, Class A4 (3M USD LIBOR + 0.060%)
1,523,649	1.471	05/15/29	1,496,824
SLC Student Loan Trust Series 2010-1, Class A (3M USD LIBOR + 0.875%)
310,473	2.399	11/25/42	310,092

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
$178,195	2.884%	07/25/23	$ 177,879

			17,645,701

TOTAL ASSET-BACKED SECURITIES (Cost $225,421,445)			$ 217,778,568

Foreign Debt Obligations – 0.6%
Sovereign – 0.6%
Perusahaan Penerbit SBSN Indonesia III
$2,260,000	4.325%	05/28/25	$ 2,268,899
Republic of Indonesia
1,745,000	4.750	01/08/26	1,764,413
Saudi Government International Bond
2,320,000	3.250	10/26/26	2,264,900

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $6,855,773)			$ 6,298,212

Municipal Debt Obligations – 0.5%
Alabama – 0.0%
Alabama Federal Aid Highway Finance Authority
$360,000	0.449%	09/01/23	$ 349,709

Florida – 0.1%
County of Palm Beach FL Revenue Bonds Taxable (Refunding) Series B
635,000	0.500	12/01/24	595,213

Illinois – 0.1%
Illinois State GO Bonds Taxable-Pension Series 2003
1,069,091	4.950	06/01/23	1,076,978

Massachusetts – 0.1%
Massachusetts School Building Revenue Bonds Taxable (Refunding) Series B
815,000	0.618	08/15/23	793,080

Rhode Island(a)(c) – 0.0%
Rhode Island Student Loan Authority RB Series 2014-1 (1M USD LIBOR + 0.000%)
179,490	1.762	10/02/28	178,562

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Tennessee – 0.1%
State of Tennessee GO Bonds Taxable (Refunding) Series B
$1,015,000	0.386%	11/01/23	$ 981,134

Washington – 0.1%
Washington State GO Improvement & Power District Electric Systems Series 2021
1,620,000	0.210	08/01/23	1,571,090

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $5,703,840)			$ 5,545,766

U.S. Treasury Obligation – 0.1%
United States Treasury Notes
$1,250,000	2.875%	10/31/23	$ 1,248,437
(Cost $1,272,414)

Exchange Traded Fund – 2.8%
SPDR Portfolio Short Term Corporate Bond ETF
$961,084			$ 28,573,027
(Cost $30,180,440)

Shares	Dividend Rate		Value

Investment Companies(e) – 7.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
73,501,717	1.367%		$ 73,501,717
Goldman Sachs Financial Square Money Market Fund - Institutional Shares
9,121	1.475		9,125

TOTAL INVESTMENT COMPANIES (Cost $73,510,831)			$ 73,510,842

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $947,294,006)			$ 913,438,916

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 9.2%
Certificates of Deposit – 6.2%
Bank of Nova Scotia(b)(c) (SOFR + 0.170%)
$9,000,000	1.610%	09/12/22	$ 8,997,136
Credit Suisse AG
4,000,000	0.590	03/17/23	3,919,092
Mizuho Bank Ltd.(c) (SOFR + 0.280%)
4,441,000	1.720	02/10/23	4,433,558
Nordea Bank AB NY(c) (SOFR + 0.160%)
5,000,000	1.600	08/15/22	4,999,551

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Skandinaviska Enskilda Banken AB(b)(c) (SOFR + 0.160%)
$8,000,000	1.610%	08/16/22	$ 7,998,432
Standard Chartered Bank(c) (SOFR + 0.430%)
6,240,000	1.210	12/01/22	6,239,577
Svenska Handelsbanken(c) (SOFR + 0.240%)
16,000,000	1.690	02/15/23	15,971,582
Toronto Dominion Bank
9,000,000	0.210	08/08/22	8,999,428
UBS AG(b)(c) (SOFR + 0.400%)
2,699,000	0.690	10/14/22	2,697,976

			64,256,332

Commercial Paper(f) – 3.0%
AT&T, Inc.
4,000,000	0.000	08/16/22	3,988,704
JPMorgan Securities LLC
1,125,000	0.000	09/30/22	1,119,063
Nederlandse Waterschapsbank
12,000,000	0.000	07/08/22	11,995,696
Reckitt Benckiser Treasury Services PLC
5,000,000	0.000	08/09/22	4,988,350
TELUS Corp.
5,259,000	0.000	09/22/22	5,229,979
VW Credit, Inc.
4,000,000	0.000	08/26/22	3,986,022

			31,307,814

TOTAL SHORT-TERM INVESTMENTS (Cost $95,714,607)			$ 95,564,146

TOTAL INVESTMENTS – 97.2% (Cost $1,043,008,613)			$1,009,003,062

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%			29,191,960

NET ASSETS – 100.0%			$1,038,195,022

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2022.

(e)	Represents an affiliated issuer.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
2 Year U.S. Treasury Notes	(832)	09/30/22	$(174,733,001)	$21,577
5 Year U.S. Treasury Notes	(200)	09/30/22	(22,450,000)	194,343

TOTAL FUTURES CONTRACTS				$215,920

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(c)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M SOFR(a)	2.750%(a)	09/21/23	$456,600	$(2,406,282)	$(3,701,356)	$1,295,074
2.750%(b)	3M SOFR(b)	09/21/25	97,320	439,030	1,638,439	(1,199,409)

TOTAL				$(1,967,252)	$(2,062,917)	$95,665

(a)	Payments made Maturity.
(b)	Payments made Annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2022.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 53.6%
Collateralized Mortgage Obligations – 0.8%
Inverse Floaters(a) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1x1M USD LIBOR + 37.567%)
$2,911	30.523%	02/16/32	$ 3,173

Regular Floater(a) – 0.0%
FHLMC REMIC Series 1760, Class ZB (10 Year CMT - 0.600%)
10,660	2.270	05/15/24	10,654

Sequential Fixed Rate – 0.4%
FHLMC REMIC Series 2329, Class ZA
161,349	6.500	06/15/31	169,709
FHLMC REMIC Series 4246, Class PT
52,974	6.500	02/15/36	57,665
FNMA REMIC Series 2011-52, Class GB
265,022	5.000	06/25/41	277,124
FNMA REMIC Series 2011-99, Class DB
261,570	5.000	10/25/41	273,243
FNMA REMIC Series 2012-111, Class B
35,321	7.000	10/25/42	38,941
FNMA REMIC Series 2012-153, Class B
151,591	7.000	07/25/42	166,747

			983,429

Sequential Floating Rate(a) – 0.4%
CSMC Series 2021-NQM8, Class A1(b)
107,143	1.841	10/25/66	96,383
JPMorgan Mortgage Trust Series 2021-6, Class A3(b)
379,833	2.500	10/25/51	324,416
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1(b)
595,899	2.520	05/25/52	505,756
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6M USD LIBOR + 0.720%)
59,405	2.110	11/25/29	55,884
Verus Securitization Trust Series 2021-8, Class A1(b)
88,159	1.824	11/25/66	79,172

			1,061,611

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 2,058,867

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 3.6%
Sequential Fixed Rate – 1.7%
BANK Series 2019-BN24, Class A3
$1,400,000	2.960%	11/15/62	$ 1,280,474
BANK Series 2020-BN29, Class A4
600,000	1.997	11/15/53	503,866
BANK Series 2022-BNK39, Class A4
950,000	2.928	02/15/55	851,588
BBCMS Mortgage Trust Series 2021-C12, Class A5
950,000	2.689	11/15/54	831,503
Manhattan West Mortgage Trust Series 2020-1MW, Class A(b)
600,000	2.130	09/10/39	529,996
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
500,000	2.626	04/15/54	436,009

			4,433,436

Sequential Floating Rate – 1.9%
BANK Series 2021-BN31, Class AS(a)
250,000	2.211	02/15/54	205,705
Extended Stay America Trust Series 2021-ESH, Class A(a)(b) (1M USD LIBOR + 1.080%)
397,553	2.405	07/15/38	388,217
BXHPP Trust Series 2021-FILM, Class A(a)(b) (1M USD LIBOR + 0.650%)
1,600,000	1.974	08/15/36	1,516,696
BX Trust Series 2021-ARIA, Class A(a)(b) (1M USD LIBOR + 0.899%)
$900,000	2.223	10/15/36	851,299
BANK Series 2021-BNK37, Class A5(a)
600,000	2.618	11/15/64	523,805
BBCMS Mortgage Trust Series 2022-C16, Class AS
550,000	4.600	06/15/55	545,337
Taubman Centers Commercial Mortgage Trust Series 2022-DPM, Class A(a)(b) (TSFR1M + 2.186%)
450,000	3.465	05/15/37	438,629
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4(a)(b)
700,000	4.000	04/15/55	673,245

			5,142,933

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 9,576,369

Federal Agencies – 49.2%
Adjustable Rate FHLMC(a) – 0.1%
(1 Year CMT + 2.224%)
1,303	2.349	11/01/32	1,342
(1 Year CMT + 2.250%)
148,056	2.313	09/01/33	152,915

			154,257

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – 0.2%
(1 Year CMT + 2.181%)
$4,441	2.965%	06/01/33	$ 4,586
(1 Year CMT + 2.195%)
104,634	2.329	02/01/35	108,233
(12M USD LIBOR + 1.389%)
77,449	1.639	09/01/35	78,836
(12M USD LIBOR + 1.607%)
188,191	1.857	10/01/33	192,127
(12M USD LIBOR + 1.670%)
14,872	1.920	11/01/32	15,103
(6M USD LIBOR + 1.413%)
209,371	2.538	05/01/33	213,244

			612,129

Adjustable Rate GNMA(a) – 0.2%
(1 Year CMT + 1.500%)
2,913	1.875	06/20/23	2,901
1,705	1.625	07/20/23	1,692
1,807	1.625	08/20/23	1,793
4,525	1.625	09/20/23	4,488
1,993	2.625	03/20/24	1,982
19,067	1.875	04/20/24	18,970
2,732	1.875	05/20/24	2,718
18,833	1.875	06/20/24	18,739
3,941	2.000	06/20/24	3,926
5,914	1.625	07/20/24	5,853
7,670	2.000	07/20/24	7,617
12,419	1.625	08/20/24	12,291
6,980	2.000	08/20/24	6,932
6,149	1.625	09/20/24	6,085
7,942	2.000	11/20/24	7,867
2,979	2.000	12/20/24	2,951
7,189	2.500	12/20/24	7,156
5,651	2.625	01/20/25	5,620
3,583	2.625	02/20/25	3,564
13,364	2.000	05/20/25	13,328
14,583	2.000	07/20/25	14,496
6,485	2.625	02/20/26	6,462
320	1.625	07/20/26	317
17,378	2.625	01/20/27	17,347
6,026	2.625	02/20/27	6,017
57,194	1.875	04/20/27	57,164
6,049	1.875	05/20/27	6,046
9,304	1.875	06/20/27	9,299
3,073	1.750	11/20/27	3,042
39	2.000	11/20/27	39
9,298	1.750	12/20/27	9,206
20,955	2.625	01/20/28	20,956
6,717	2.625	02/20/28	6,719
6,756	2.625	03/20/28	6,759
34,068	1.625	07/20/29	33,887
13,903	1.625	08/20/29	13,831
3,789	1.625	09/20/29	3,769
19,070	1.750	10/20/29	18,931
26,068	1.750	11/20/29	25,879
4,893	1.750	12/20/29	4,858
7,559	2.625	01/20/30	7,586
2,125	2.625	02/20/30	2,133
18,636	2.625	03/20/30	18,708

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – (continued)
$20,352	1.875%	04/20/30		$ 20,441
33,357	1.875	05/20/30		33,511
28,436	2.000	05/20/30		28,632
7,674	1.875	06/20/30		7,710
45,084	2.000	07/20/30		45,205
11,372	2.000	09/20/30		11,405
17,248	1.750	10/20/30		17,146
29,544	2.625	03/20/32		29,747

				623,721

FHLMC – 0.2%
1	6.500	08/01/22		1
13,690	6.500	07/01/28		13,985
119,982	4.500	03/01/29		123,709
3,074	8.000	07/01/30		3,220
7,136	5.000	08/01/33		7,488
1,157	5.000	09/01/33		1,215
2,822	5.000	10/01/33		2,962
1,742	5.000	11/01/34		1,837
68,801	5.000	12/01/34		72,546
4,585	5.000	07/01/35		4,835
146	5.000	11/01/35		154
9,620	5.000	12/01/35		10,099
15,274	5.000	02/01/37		16,077
1,143	5.000	03/01/38		1,203
44,222	5.000	07/01/39		46,562
6,108	4.000	06/01/40		6,178
2,234	5.000	08/01/40		2,348
775	4.500	11/01/40		799
46,728	4.000	02/01/41		47,260
1,193	5.000	04/01/41		1,256
2,288	5.000	06/01/41		2,410
95,886	5.000	07/01/41		101,166
3,300	4.000	11/01/41		3,343
4,600	3.000	05/01/42		4,405
6,453	3.000	08/01/42		6,178
8,135	3.000	01/01/43		7,783
36,271	3.000	02/01/43		34,699

				523,718

FNMA – 0.1%
2,451	6.500	11/01/28		2,558
27,376	7.000	07/01/31		29,694
261,325	5.500	07/01/33		276,862

				309,114

GNMA – 18.7%
4,000,000	2.000	TBA-30yr	(c)	3,551,386
19,353	7.000	12/15/27		20,241
4,745	6.500	08/15/28		4,919
35,916	6.000	01/15/29		37,729
55,034	7.000	10/15/29		58,166
17,873	5.500	11/15/32		18,822
365,595	5.500	12/15/32		390,363
11,771	5.500	01/15/33		12,436
20,661	5.500	02/15/33		22,020
24,911	5.500	03/15/33		26,458
29,907	5.500	07/15/33		31,719

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$9,401	5.500%	08/15/33		$ 9,904
7,753	5.500	09/15/33		8,195
11,333	5.500	04/15/34		11,935
8,027	5.500	05/15/34		8,399
155,913	5.500	06/15/34		167,020
110,269	5.500	09/15/34		118,437
121,464	5.500	12/15/34		130,595
83,765	5.500	01/15/35		90,191
42,141	5.000	03/15/38		44,534
3,093	4.000	02/20/41		3,121
4,886	4.000	11/20/41		4,931
812	4.000	01/20/42		819
2,603	4.000	04/20/42		2,627
1,621	4.000	10/20/42		1,640
181,033	4.000	08/20/43		183,086
2,894	4.000	05/20/44		2,925
2,346	4.000	03/20/44		2,371
199,945	4.000	11/20/44		202,088
883,206	4.000	06/20/45		892,117
199,416	4.000	01/20/46		201,179
1,361,361	3.500	04/20/47		1,336,636
808,167	3.500	12/20/47		793,489
143,644	4.500	02/20/48		147,901
571,807	4.500	05/20/48		585,538
323,993	4.500	08/20/48		331,317
79,001	5.000	08/20/48		81,340
2,634,546	4.500	09/20/48		2,693,280
636,923	5.000	10/20/48		655,385
365,274	5.000	11/20/48		375,861
561,355	5.000	12/20/48		577,451
553,589	4.500	01/20/49		565,757
768,565	5.000	01/20/49		790,363
937,290	4.000	02/20/49		937,448
90,800	4.500	03/20/49		92,775
472,428	5.000	03/20/49		485,642
611,000	4.500	10/20/49		623,285
2,352,902	3.000	11/20/49		2,240,787
1,530,359	3.000	02/20/50		1,456,619
159,456	3.500	01/20/51		155,696
612,412	3.500	02/20/51		598,651
962,022	3.000	12/20/51		910,968
5,000,000	2.500	TBA- 30yr	(c)	4,573,075
6,000,000	3.000	TBA- 30yr	(c)	5,653,357
3,000,000	3.500	TBA- 30yr	(c)	2,913,742
11,000,000	4.500	TBA- 30yr	(c)	11,136,450
3,000,000	5.000	TBA- 30yr	(c)	3,069,007

				50,042,193

UMBS – 8.6%
1,962,851	3.500	07/01/45		1,921,201
688,402	4.500	04/01/49		698,579
543,184	3.500	07/01/49		530,070
387,593	3.500	08/01/49		378,236
16,463	4.500	05/01/51		16,603
291,946	4.500	04/01/52		293,560
5,625	5.500	02/01/23		5,634

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$19,672	5.500%	08/01/23	$ 19,744
703	4.500	07/01/36	726
924	4.500	04/01/39	952
4,570	4.500	05/01/39	4,722
1,887	4.000	08/01/39	1,906
8,916	4.500	08/01/39	9,215
166,839	4.500	12/01/39	172,433
8,237	4.500	01/01/41	8,488
8,515	4.500	05/01/41	8,772
45,020	4.500	08/01/41	46,470
68,311	4.500	08/01/42	70,469
6,795	3.000	11/01/42	6,495
107,706	3.000	12/01/42	102,947
275,398	3.000	01/01/43	263,229
46,437	3.000	02/01/43	44,385
334,794	3.000	03/01/43	320,000
554,837	3.000	04/01/43	530,319
360,302	3.000	05/01/43	344,381
64,071	3.000	06/01/43	61,239
554,105	3.000	07/01/43	529,620
560,471	4.500	10/01/44	575,134
320,398	4.000	12/01/44	323,720
559,349	4.500	04/01/45	577,891
70,254	4.500	05/01/45	72,714
239,587	4.500	06/01/45	245,855
644,519	4.000	08/01/45	649,187
216,693	4.000	11/01/45	217,535
1,949,205	4.000	01/01/46	1,956,782
65,092	4.000	03/01/46	65,255
5,390	4.500	05/01/46	5,522
40,090	4.000	06/01/46	40,138
10,769	4.000	08/01/46	10,782
54,455	4.500	08/01/46	55,699
98,215	4.000	10/01/46	98,332
42,396	4.500	06/01/47	43,695
655,344	4.500	11/01/47	671,948
235,234	4.000	12/01/47	236,055
218,111	4.000	01/01/48	218,804
782,301	4.000	02/01/48	784,263
557,497	4.000	03/01/48	558,399
667,825	4.000	06/01/48	669,531
204,619	4.000	08/01/48	204,886
979,940	5.000	11/01/48	1,015,798
1,192,142	4.500	01/01/49	1,210,425
332,206	4.500	03/01/49	337,301
1,321,197	3.000	09/01/49	1,247,640
1,333,053	3.000	12/01/49	1,253,187
1,966,024	4.000	03/01/50	1,961,217
1,427,855	3.000	12/01/50	1,345,237

			23,043,327

UMBS, 30 Year, Single Family(c) – 21.1%
20,000,000	2.000	TBA-30yr	17,354,376
23,000,000	2.500	TBA-30yr	20,671,238
10,000,000	3.500	TBA-30yr	9,613,668
2,000,000	4.000	TBA-30yr	1,971,562
6,000,000	5.000	TBA-30yr	6,120,936

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family(c) – (continued)
$1,000,000	4.500%	TBA-30yr	$ 1,003,672

			56,735,452

TOTAL FEDERAL AGENCIES			132,043,911

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $147,106,519)			$143,679,147

Agency Debentures – 27.1%
FFCB
$2,180,000	3.430%	12/06/28	$ 2,178,125
720,000	5.270	05/01/29	801,086
FHLB
15,150,000	0.500	04/14/25	14,128,133
FHLMC
55,722	3.500	07/01/49	54,377
3,967,563	2.500	05/01/51	3,768,871
FNMA
1,400,000	1.875	09/24/26	1,333,192
2,600,000	6.250	05/15/29	3,084,146
27,000,000	0.875	08/05/30	22,337,100
4,000,000	6.625	11/15/30	4,944,120
Israel Government AID Bond(d)
500,000	5.500	12/04/23	516,650
700,000	5.500	04/26/24	728,196
Tennessee Valley Authority
20,150,000	0.750	05/15/25	18,845,489

TOTAL AGENCY DEBENTURES (Cost $77,587,384)			$ 72,719,485

Asset-Backed Securities(a) – 1.9%
Collateralized Loan Obligation(b) – 0.4%
Towd Point Mortgage Trust Series 2017-4, Class A2
$1,030,153	3.000%	06/25/57	$ 984,359

Student Loan – 1.5%
ECMC Group Student Loan Trust Series 2018-2A, Class A(b) (1M USD LIBOR + 0.800%)
1,043,816	2.424	09/25/68	1,023,007
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
432,442	2.574	05/25/34	431,244

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan – (continued)
Navient Student Loan Trust Series 2017-4A, Class A2(b) (1M USD LIBOR + 0.500%)
$247,789	2.124%		09/27/66	$ 247,564
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
717,655	2.774		09/25/65	717,654
Scholar Funding Trust Series 2013-A, Class A(b) (1M USD LIBOR + 0.650%)
1,194,833	2.283		01/30/45	1,159,899
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
545,067	2.884		07/25/23	544,100

				4,123,468

TOTAL ASSET-BACKED SECURITIES (Cost $5,246,956)				$ 5,107,827

Municipal Debt Obligation – 0.8%
New Jersey – 0.8%
New Jersey Economic Development Authority Series A
$2,000,000	7.425%		02/15/29	$ 2,246,938
(Cost $2,000,000)

U.S. Treasury Obligations – 45.0%
United States Treasury Bonds
$6,400,000	0.010	%(e)	11/15/35	$ 4,175,107
1,300,000	0.000	(e)	05/15/36	836,000
6,000,000	0.000	(e)	11/15/37	3,658,611
900,000	3.125		11/15/41	863,438
3,500,000	3.750		11/15/43	3,659,141
3,830,000	3.625		02/15/44	3,926,947
9,390,000	3.375		05/15/44	9,265,289
3,320,000	3.125		08/15/44	3,144,663
6,400,000	2.875		11/15/46	5,833,000
5,080,000	2.750		11/15/47	4,549,775
530,000	2.375	(f)	11/15/49	447,519
1,190,000	2.000		02/15/50	922,250
United States Treasury Notes
5,440,000	0.125	(f)	03/31/23	5,333,750
11,340,000	0.375		07/15/24	10,756,167

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$9,230,000	0.375%	12/31/25	$ 8,410,116
6,710,000	0.750	03/31/26	6,163,240
6,250,000	3.250	06/30/27	6,311,523
7,900,000	2.250	08/15/27	7,585,852
1,220,000	0.750	01/31/28	1,074,553
6,660,000	1.125	02/29/28	5,987,756
6,430,000	1.250	03/31/28	5,809,103
12,860,000	3.125	11/15/28	12,885,117
2,900,000	2.375	05/15/29	2,778,109
6,150,000	3.250	06/30/29	6,223,031
120,000	0.875	11/15/30	101,306

TOTAL U.S. TREASURY OBLIGATIONS (Cost $132,300,081)			120,701,363

Shares	Dividend Rate		Value

Investment Company(g) – 5.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
13,953,163	1.367%		$ 13,953,163
(Cost $13,953,163)

TOTAL INVESTMENTS – 133.6% (Cost $378,194,103)			$358,407,923

LIABILITIES IN EXCESS OF OTHER ASSETS – (33.6)%			(90,119,297)

NET ASSETS – 100.0%			$268,288,626

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $87,632,469 which represents approximately 32.7% of the Fund’s net assets as of June 30, 2022.

(d)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $1,244,846, which represents approximately 0.5% of the Fund’s net assets as of June 30, 2022.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Represents an affiliated issuer.

Currency Abbreviation:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA (Proceeds Receivable: $(988,750))	4.000%	TBA-30yr	07/21/21	$(1,000,000)	$(995,171)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	12	09/30/22	$2,520,188	$9,911

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(78)	09/21/22	(9,935,250)	77,643
5 Year U.S. Treasury Notes	(144)	09/30/22	(16,164,000)	(57,869)
10 Year U.S. Treasury Notes	(163)	09/21/22	(19,320,594)	129,139
20 Year U.S. Treasury Bonds	(114)	09/21/22	(15,803,250)	112,187

Total				$261,100

TOTAL FUTURES CONTRACTS				$271,011

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M SOFR + 0.090%(a)	3M SOFR(a)	07/25/24	$18,560	(c)	$11,042	$6,241	$4,801
2.587(b)	3M SOFR(b)	11/30/26	4,390	(c)	42,852	15,885	26,967
3M SOFR(b)	2.750%(b)	09/21/27	10	(c)	(34)	(290)	256
3M SOFR(b)	2.500(b)	06/04/29	3,190	(c)	(12,343)	(2,150)	(10,193)
2.570(b)	3M SOFR(b)	06/04/31	8,420	(c)	31,537	8,216	23,321
3M SOFR(b)	2.734(b)	05/15/32	2,220		(10,696)	12,818	(23,514)
3M SOFR(b)	2.730(b)	06/04/33	5,340	(c)	(21,461)	(4,529)	(16,932)

TOTAL					$40,897	$36,191	$4,706

(a)	Payments made quarterly.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2022.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Citibank NA	$1.361	07/12/2022	$ 6,600,000	$6,600,000	$3	$41,531	$(41,528)
9M IRS	Deutsche Bank AG (London)	1.850	11/22/2022	19,300,000	19,300,000	5,232	65,477	(60,245)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	19,300,000	19,300,000	4,368	62,725	(58,357)

Total purchased option contracts				45,200,000	$45,200,000	$9,603	$169,733	$(160,130)

Written option contracts
Calls
6M IRS	Citibank NA	1.594	07/12/2022	(2,120,000)	(2,120,000)	—	(41,618)	41,618
9M IRS	Deutsche Bank AG (London)	1.348	11/22/2022	(19,300,000)	(19,300,000)	(1,751)	(23,190)	21,439
9M IRS	Deutsche Bank AG (London)	1.599	11/22/2022	(19,300,000)	(19,300,000)	(3,055)	(42,287)	39,232
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(19,300,000)	(19,300,000)	(1,403)	(23,160)	21,757
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(19,300,000)	(19,300,000)	(2,499)	(39,565)	37,066

Total written option contracts				(79,320,000)	$(79,320,000)	$(8,708)	$(169,820)	$161,112

TOTAL				(34,120,000)	$(34,120,000)	$895	$(87)	$982

Abbreviations:
6M IRS	— 6 Months Interest Rate Swaptions
9M IRS	— 9 Months Interest Rate Swaptions

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 97.9%
United States Treasury Inflation Indexed Bonds
$15,446,508	2.125	%(a)	02/15/40	$ 18,011,665
22,188,430	1.375		02/15/44	22,659,693
15,466,626	0.750		02/15/45	13,850,453
11,182,597	1.000		02/15/48	10,660,169
1,975,781	1.000		02/15/49	1,897,405
5,947,600	0.250		02/15/50	4,682,878
8,160,338	0.125		02/15/51	6,284,342
United States Treasury Inflation Indexed Notes
16,617,888	0.125		01/15/23	16,897,072
8,061,164	0.375		07/15/23	8,203,123
29,466,231	0.500		04/15/24	29,870,777
33,224,614	0.125		10/15/24	33,418,909
2,330,964	0.250		01/15/25	2,343,491
16,550,897	0.125		04/15/25	16,547,555
15,821,322	0.375		07/15/25	15,968,352
10,471,788	0.125		10/15/25	10,467,392
4,123,969	0.625	(a)	01/15/26	4,171,110
17,668,426	0.125		04/15/26	17,502,776
12,095,177	0.125		07/15/26	11,994,472
35,637,619	0.125		10/15/26	35,295,359
18,392,049	0.375		01/15/27	18,321,587
5,730,000	3.250		06/30/27	5,786,405
14,215,370	0.375		07/15/27	14,166,402
22,382,335	0.500		01/15/28	22,227,176
25,552,673	0.750		07/15/28	25,743,412
48,068,472	0.875		01/15/29	48,491,418
8,520,426	0.250		07/15/29	8,260,487
18,410,442	0.125		07/15/30	17,549,831
6,951,104	0.125		01/15/31	6,608,458
24,805,040	0.125		07/15/31	23,587,994

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Inflation Indexed Notes – (continued)
$7,664,286	0.125%	01/15/32	$ 7,268,594

TOTAL U.S. TREASURY OBLIGATIONS (Cost $509,729,979)			$478,738,757

TOTAL INVESTMENTS – 97.9% (Cost $509,729,979)			$478,738,757

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%			10,054,551

NET ASSETS – 100.0%			$488,793,308

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Currency Abbreviation:
USD	— U.S. Dollar

Investment Abbreviation:
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	35	09/30/22	$7,350,547	$(15,343)
5 Year U.S. Treasury Notes	97	09/30/22	10,888,250	(26,919)
10 Year U.S. Treasury Notes	179	09/21/22	21,217,094	(6,114)

Total				$(48,376)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(4)	09/21/22	(617,375)	$(2,015)
Ultra 10 Year U.S. Treasury Notes	(92)	09/21/22	(11,718,500)	169,123
20 Year U.S. Treasury Bonds	(27)	09/21/22	(3,742,875)	22,544

Total				$189,652

TOTAL FUTURES CONTRACTS				$141,276

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.251%(a)	3M SOFR(a)	02/20/24	$13,700		$1,283,126	$39	$1,283,087
1M SOFR(b)	3M SOFR(b)	07/25/24	51,300	(c)	30,519	17,232	13,287
2.104(a)	3M SOFR(a)	12/14/24	10,000		1,057,352	47	1,057,305
2.007(a)	3M SOFR(a)	02/07/26	6,300		713,599	43	713,556
2.587(d)	3M SOFR(d)	11/30/26	20,660	(c)	201,669	549	201,120
3M SOFR(d)	2.750%(d)	09/21/27	20	(c)	(67)	(579)	512
3M SOFR(a)	2.103(a)	02/07/29	6,300		(694,457)	63	(694,520)
3M SOFR(d)	2.500(d)	06/04/29	12,390	(c)	(47,939)	(8,349)	(39,590)
2.750(d)	3M SOFR(d)	09/21/29	9,810	(c)	28,929	338,370	(309,441)
2.570(d)	3M SOFR(d)	06/04/31	32,680	(c)	122,403	31,902	90,501
3M SOFR(d)	2.734(d)	05/15/32	9,200		(44,323)	53,120	(97,443)
3M SOFR(d)	2.730(d)	06/04/33	20,740	(c)	(83,354)	(17,577)	(65,777)

TOTAL					$2,567,457	$414,860	$2,152,597

(a)	Payments made at maturity.
(b)	Payments made quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2022.
(d)	Payments made annually.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Citibank NA	1.361%	07/12/2022	6,100,000	$6,100,000	$3	$38,385	$(38,382)
9M IRS	Deutsche Bank AG (London)	1.850	11/22/2022	17,500,000	17,500,000	4,744	59,370	(54,626)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	17,500,000	17,500,000	3,960	56,875	(52,915)

Total purchased option contracts				41,100,000	$41,100,000	$8,707	$154,630	$(145,923)

Written option contracts
Calls
6M IRS	Citibank NA	1.594	07/12/2022	(1,960,000)	$(1,960,000)	$(1)	$(38,478)	$38,477
9M IRS	Deutsche Bank AG (London)	1.348	11/22/2022	(17,500,000)	(17,500,000)	(1,587)	(21,027)	19,440
9M IRS	Deutsche Bank AG (London)	1.599	11/22/2022	(17,500,000)	(17,500,000)	(2,770)	(38,343)	35,573
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(17,500,000)	(17,500,000)	(1,272)	(21,000)	19,728
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(17,500,000)	(17,500,000)	(2,266)	(35,875)	33,609

Total written option contracts				(71,960,000)	$(71,960,000)	$(7,896)	$(154,723)	$146,827

TOTAL				(30,860,000)	$(30,860,000)	$811	$(93)	$904

Abbreviations:
6M IRS	— 6 Months Interest Rate Swaptions
9M IRS	— 9 Months Interest Rate Swaptions

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 64.0%
Advertising(a)(b) – 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$4,405,000	6.250%	06/15/25	$ 4,204,925

Aerospace & Defense(a) – 1.7%
Howmet Aerospace, Inc.
1,491,000	5.125	10/01/24	1,491,955
1,265,000	6.875	05/01/25	1,298,902
Teledyne Technologies, Inc.
9,375,000	1.600	04/01/26	8,401,875
The Boeing Co.
5,375,000	1.167	02/04/23	5,312,919
11,850,000	4.875	05/01/25	11,805,681
5,400,000	2.600	10/30/25	5,039,442

			33,350,774

Agriculture(a) – 0.4%
BAT International Finance PLC
8,000,000	1.668	03/25/26	7,095,600

Airlines(a) – 0.3%
Delta Air Lines, Inc.
1,960,000	3.800	04/19/23	1,950,533
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(b)
3,030,000	8.000	09/20/25	3,116,264

			5,066,797

Automotive – 3.4%
BMW US Capital LLC(b)
6,025,000	3.250	04/01/25	5,950,290
Clarios Global LP(a)(b)
2,538,000	6.750	05/15/25	2,513,559
Clarios Global LP/Clarios U.S. Finance Co.(a)(b)
120,000	8.500	05/15/27	116,077
Ford Motor Credit Co. LLC(a)
4,105,000	2.979	08/03/22	4,105,000
5,639,000	2.300	02/10/25	5,064,048
250,000	4.687	06/09/25	239,185
General Motors Co.
6,064,000	5.400	10/02/23	6,156,658

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
General Motors Financial Co., Inc.(a)
$8,800,000	1.500%		06/10/26	$ 7,693,488
General Motors Financial Co., Inc.
846,000	3.700	(a)	05/09/23	845,678
2,450,000	1.700		08/18/23	2,390,685
11,375,000	5.100	(a)	01/17/24	11,488,409
9,400,000	1.050		03/08/24	8,904,244
1,100,000	3.950	(a)	04/13/24	1,091,431
The Goodyear Tire & Rubber Co.(a)
3,235,000	9.500		05/31/25	3,346,219
Volkswagen Group of America Finance LLC
5,800,000	3.950		06/06/25	5,690,670
ZF North America Capital, Inc.(b)
900,000	4.750		04/29/25	830,538

				66,426,179

Banks – 23.1%
Banco do Brasil SA
3,350,000	4.750		03/20/24	3,337,019
Banco Santander SA
14,800,000	3.892		05/24/24	14,738,432
2,600,000	2.706		06/27/24	2,540,720
1,600,000	2.746		05/28/25	1,517,728
Bank of America Corp.
(3M USD LIBOR + 0.790%)
11,000,000	3.004	(a)(c)	12/20/23	10,961,390
(3M USD LIBOR + 0.940%)
1,175,000	3.864	(a)(c)	07/23/24	1,169,795
4,345,000	4.200		08/26/24	4,354,646
9,025,000	4.000		01/22/25	8,987,185
23,950,000	3.950		04/21/25	23,670,743
(SOFR + 1.110%)
12,245,000	3.841	(a)(c)	04/25/25	12,209,000
(SOFR + 0.910%)
20,250,000	0.981	(a)(c)	09/25/25	18,771,345
Barclays PLC(a)(c)
(3M USD LIBOR + 1.610%)
1,850,000	3.932		05/07/25	1,821,455
(SOFR + 2.714%)
3,600,000	2.852		05/07/26	3,400,200
BNP Paribas SA(b)
10,000,000	4.375		09/28/25	9,887,800
(SOFR + 2.074%)
3,275,000	2.219	(a)(c)	06/09/26	3,039,102

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BPCE SA(b)
$2,921,000	4.000%		09/12/23	$ 2,916,823
850,000	2.375		01/14/25	805,902
(SOFR + 1.520%)
3,675,000	1.652	(a)(c)	10/06/26	3,293,866
Canadian Imperial Bank of Commerce(c) (SOFR + 0.940%)
5,055,000	1.701		04/07/25	5,000,457
Citigroup, Inc.
1,065,000	3.500		05/15/23	1,064,574
(3M USD LIBOR + 1.023%)
1,045,000	4.044	(a)(c)	06/01/24	1,042,628
(SOFR + 0.686%)
3,700,000	0.776	(a)(c)	10/30/24	3,530,022
1,525,000	3.875		03/26/25	1,506,471
(SOFR + 1.372%)
7,355,000	4.140	(a)(c)	05/24/25	7,331,023
1,375,000	4.400		06/10/25	1,374,106
(SOFR + 0.694%)
15,075,000	2.014	(a)(c)	01/25/26	14,135,074
1,800,000	4.600		03/09/26	1,803,816
(SOFR + 2.842%)
14,275,000	3.106	(a)(c)	04/08/26	13,726,269
Credit Agricole SA
5,700,000	4.375		03/17/25	5,605,209
Credit Suisse AG
9,400,000	6.500	(b)	08/08/23	9,413,254
11,225,000	3.700		02/21/25	10,988,714
675,000	2.950		04/09/25	645,955
Credit Suisse Group AG(a)(b)(c)
(3M USD LIBOR + 1.240%)
2,100,000	4.207		06/12/24	2,077,089
(SOFR + 2.044%)
9,600,000	2.193		06/05/26	8,747,328
Deutsche Bank AG
13,025,000	3.700		05/30/24	12,817,251
(SOFR + 2.159%)
1,525,000	2.222	(a)(c)	09/18/24	1,473,699
Fifth Third Bancorp(a)
690,000	2.375		01/28/25	661,144
First Horizon Corp.(a)
2,735,000	3.550		05/26/23	2,725,017
1,500,000	4.000		05/26/25	1,471,290
First-Citizens Bank & Trust Co.(a)(c) (SOFR + 3.827%)
5,210,000	3.929		06/19/24	5,177,854
First-Citizens Bank & Trust Co.(a)(c) (SOFR + 1.715%)
1,050,000	2.969		09/27/25	1,005,764

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC(a)(c)
(3M USD LIBOR + 1.000%)
$1,300,000	2.455%		05/18/24	$ 1,291,654
(SOFR + 1.538%)
8,675,000	1.645		04/18/26	7,957,924
HSBC USA, Inc.
7,525,000	3.750		05/24/24	7,488,203
ING Groep NV(b)
5,000,000	4.625		01/06/26	4,994,650
(1 Year CMT + 1.100%)
4,750,000	1.400	(a)(c)	07/01/26	4,311,955
JPMorgan Chase & Co.(a)(c)
(3M USD LIBOR + 0.730%)
11,590,000	3.559		04/23/24	11,557,664
(3M USD LIBOR + 1.000%)
2,950,000	4.023		12/05/24	2,940,354
(SOFR + 0.420%)
5,150,000	0.563		02/16/25	4,855,369
(SOFR + 0.605%)
6,525,000	1.561		12/10/25	6,111,772
(TSFR3M + 1.585%)
28,175,000	2.005		03/13/26	26,380,252
(SOFR + 1.850%)
6,360,000	2.083		04/22/26	5,958,557
(SOFR + 0.800%)
9,200,000	1.045		11/19/26	8,187,908
Lloyds Banking Group PLC
2,900,000	4.050		08/16/23	2,909,077
1,525,000	4.500		11/04/24	1,518,671
Macquarie Group Ltd.(a)(b)(c) (SOFR + 1.069%)
2,100,000	1.340		01/12/27	1,850,877
Mitsubishi UFJ Financial Group, Inc.
3,425,000	3.407		03/07/24	3,400,374
3,025,000	1.412		07/17/25	2,781,336
Morgan Stanley(a)(c)
(3M USD LIBOR + 0.847%)
5,175,000	3.737		04/24/24	5,161,079
(SOFR + 0.525%)
3,700,000	0.790		05/30/25	3,447,364
(SOFR + 0.745%)
2,125,000	0.864		10/21/25	1,961,120
(SOFR + 0.720%)
4,025,000	0.985		12/10/26	3,567,438
Morgan Stanley, Inc.
2,250,000	4.100		05/22/23	2,260,350
(SOFR + 0.509%)
11,250,000	0.791	(a)(c)	01/22/25	10,643,962
5,000,000	5.000		11/24/25	5,087,600
(SOFR + 1.990%)
20,275,000	2.188	(a)(c)	04/28/26	19,016,125
Natwest Group PLC
3,454,000	6.000		12/19/23	3,517,588

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(1 Year CMT + 2.150%)
$1,325,000	2.359	%(a)(c)	05/22/24	$ 1,300,421
(3M USD LIBOR + 1.550%)
2,525,000	4.519	(a)(c)	06/25/24	2,513,764
Santander Holdings USA, Inc.(a)(c)(SOFR + 1.380%)
4,835,000	4.260		06/09/25	4,778,140
Santander UK Group Holdings PLC(a)(c)(SOFR + 0.787%)
9,700,000	1.089		03/15/25	9,066,105
Standard Chartered PLC(a)(b)(c)
(1 Year CMT + 1.170%)
3,175,000	1.319		10/14/23	3,150,457
(3M USD LIBOR + 1.080%)
4,050,000	3.885		03/15/24	4,038,741
(1 year CMT + 0.780%)
2,275,000	0.991		01/12/25	2,149,989
Sumitomo Mitsui Financial Group, Inc.
1,925,000	1.474		07/08/25	1,772,925
4,275,000	0.948		01/12/26	3,810,350
The Bank of Nova Scotia
6,450,000	2.200		02/03/25	6,178,132
The Toronto-Dominion Bank
5,950,000	3.766		06/06/25	5,916,263
Wells Fargo & Co.
6,063,000	4.480		01/16/24	6,132,421
(SOFR + 2.000%)
7,200,000	2.188	(a)(c)	04/30/26	6,749,712

				457,463,802

Beverages(a) – 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
9,900,000	3.650		02/01/26	9,749,817

Biotechnology – 0.2%
Royalty Pharma PLC
3,700,000	0.750		09/02/23	3,562,212

Building Materials(a) – 0.7%
Carrier Global Corp.
15,325,000	2.242		02/15/25	14,559,823
JELD-WEN, Inc.(b)
125,000	4.875		12/15/27	99,032
Summit Materials LLC/Summit Materials Finance Corp.(b)
115,000	6.500		03/15/27	111,754

				14,770,609

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – 0.6%
Celanese US Holdings LLC(a)
$900,000	3.500%	05/08/24	$ 887,850
International Flavors & Fragrances, Inc.(a)(b)
5,225,000	1.230	10/01/25	4,717,809
Methanex Corp.(a)
3,500,000	4.250	12/01/24	3,336,410
OCI NV(a)(b)
1,043,000	4.625	10/15/25	1,011,919
Sasol Financing International Ltd.
400,000	4.500	11/14/22	398,500
Sasol Financing USA LLC(a)
450,000	5.875	03/27/24	439,313
SPCM SA(a)(b)
1,650,000	3.125	03/15/27	1,392,253

			12,184,054

Commercial Services – 0.8%
Global Payments, Inc.(a)
3,800,000	3.750	06/01/23	3,772,640
3,175,000	1.200	03/01/26	2,800,858
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
7,400,000	5.250	04/15/24	7,247,116
The ADT Security Corp.
2,050,000	4.125	06/15/23	2,015,888

			15,836,502

Computers(a) – 1.4%
Dell International LLC/EMC Corp.
2,887,000	5.450	06/15/23	2,920,345
4,775,000	4.000	07/15/24	4,761,534
10,665,000	5.850	07/15/25	11,006,707
Hewlett Packard Enterprise Co.
475,000	2.250	04/01/23	471,357
4,998,000	4.450	10/02/23	5,039,733
3,100,000	1.450	04/01/24	2,984,308
NetApp, Inc.
1,300,000	1.875	06/22/25	1,212,601

			28,396,585

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – 3.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust(a)
$5,925,000	3.500%		01/15/25	$ 5,677,987
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
640,000	6.500		07/15/25	654,202
Air Lease Corp.
375,000	2.250		01/15/23	371,422
1,500,000	2.300	(a)	02/01/25	1,402,365
1,100,000	3.375	(a)	07/01/25	1,036,728
5,175,000	1.875	(a)	08/15/26	4,479,583
Ally Financial, Inc.(a)
12,175,000	1.450		10/02/23	11,776,269
Aviation Capital Group LLC(a)(b)
1,725,000	1.950		01/30/26	1,508,806
Avolon Holdings Funding Ltd.(a)(b)
3,925,000	5.500		01/15/23	3,925,903
1,075,000	3.950		07/01/24	1,036,031
2,075,000	2.875		02/15/25	1,911,116
Capital One Financial Corp.(a)
6,050,000	3.200		02/05/25	5,879,632
LD Holdings Group LLC(a)(b)
3,610,000	6.500		11/01/25	2,460,071
Navient Corp.
915,000	5.500		01/25/23	908,522
OneMain Finance Corp.
4,285,000	5.625		03/15/23	4,244,464
Park Aerospace Holdings Ltd.(a)(b)
900,000	5.250		08/15/22	900,369
PennyMac Financial Services, Inc.(a)(b)
2,160,000	5.375		10/15/25	1,897,430
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b)
10,460,000	2.875		10/15/26	8,669,457
Synchrony Financial(a)
4,260,000	4.875		06/13/25	4,210,882
The Western Union Co.(a)
1,025,000	2.850		01/10/25	984,236

				63,935,475

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – 2.1%
Avangrid, Inc.(a)
$1,375,000	3.200%	04/15/25	$ 1,335,579
Berkshire Hathaway Energy Co.(a)
1,225,000	4.050	04/15/25	1,234,910
DTE Energy Co.(a)
3,375,000	1.050	06/01/25	3,103,312
Enel Finance International NV(a)(b)
7,875,000	1.375	07/12/26	6,925,905
Entergy Corp.(a)
2,800,000	0.900	09/15/25	2,522,492
Eversource Energy
4,680,000	4.200	06/27/24	4,691,419
ITC Holdings Corp.(a)
2,550,000	2.700	11/15/22	2,540,183
NextEra Energy Capital Holdings, Inc.
4,955,000	4.450	06/20/25	4,996,721
NRG Energy, Inc.(a)(b)
4,525,000	3.750	06/15/24	4,435,767
2,855,000	5.250	06/15/29	2,550,543
Southern Power Co.(a)
1,450,000	0.900	01/15/26	1,292,023
Vistra Operations Co. LLC(a)(b)
3,325,000	3.550	07/15/24	3,208,991
2,965,000	5.000	07/31/27	2,687,535

			41,525,380

Electrical Components & Equipment(a)(b) – 0.1%
Wesco Distribution, Inc.
2,845,000	7.125	06/15/25	2,838,400

Electronics(b) – 0.1%
Sensata Technologies B.V.
3,000,000	5.000	10/01/25	2,884,680

Energy-Alternate Sources(a)(b) – 0.0%
Greenko Dutch B.V.
194,000	3.850	03/29/26	164,415

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy-Alternate Sources(a)(b) – (continued)
Greenko Wind Projects Mauritius Ltd.
$200,000	5.500%		04/06/25	$ 185,750

				350,165

Engineering & Construction(a) – 0.1%
AECOM
2,750,000	5.125		03/15/27	2,599,245

Entertainment(b) – 1.4%
Banijay Entertainment SASU(a)
930,000	5.375		03/01/25	882,663
Caesars Entertainment, Inc.(a)
1,895,000	6.250		07/01/25	1,826,401
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
6,300,000	5.750		07/01/25	6,037,416
Magallanes, Inc.
6,900,000	3.428		03/15/24	6,764,484
5,500,000	3.528	(a)	03/15/24	5,390,550
6,900,000	3.638		03/15/25	6,696,864

				27,598,378

Environmental(a)(b) – 0.4%
GFL Environmental, Inc.
3,880,000	3.750		08/01/25	3,597,420
4,860,000	5.125		12/15/26	4,640,279

				8,237,699

Food & Drug Retailing – 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(a)(b)
3,630,000	3.250		03/15/26	3,173,128
110,000	7.500		03/15/26	109,420
B&G Foods, Inc.(a)
2,050,000	5.250		04/01/25	1,890,449
General Mills, Inc.(c) (3M USD LIBOR + 1.010%)
2,175,000	2.054		10/17/23	2,183,526
Kraft Heinz Foods Co.(a)
1,830,000	3.875		05/15/27	1,770,726
Performance Food Group, Inc.(a)(b)
3,020,000	6.875		05/01/25	3,007,437

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
US Foods, Inc.(a)(b)
$1,055,000	6.250%		04/15/25	$ 1,051,951

				13,186,637

Gaming(a) – 0.3%
MGM Resorts International
2,040,000	6.750		05/01/25	2,005,463
3,511,000	5.750		06/15/25	3,347,212

				5,352,675

Gas(a) – 0.5%
NiSource, Inc.
11,050,000	0.950		08/15/25	9,915,607

Healthcare Providers & Services – 1.2%
Centene Corp.(a)
1,900,000	4.250		12/15/27	1,774,144
8,410,000	2.450		07/15/28	7,015,201
HCA, Inc.
8,810,000	5.375		02/01/25	8,793,085
6,000,000	5.875	(a)	02/15/26	6,039,780
Tenet Healthcare Corp.
500,000	6.750		06/15/23	517,440

				24,139,650

Household Products(a) – 0.0%
Spectrum Brands, Inc.
114,000	5.750		07/15/25	112,813

Housewares(a) – 0.1%
Newell Brands, Inc.
2,770,000	4.875		06/01/25	2,732,245

Insurance – 0.4%
American International Group, Inc.(a)
2,000,000	2.500		06/30/25	1,908,480
Athene Global Funding(b)
1,875,000	0.950		01/08/24	1,780,950
1,725,000	1.450		01/08/26	1,538,044
Equitable Financial Life Global Funding(b)
1,550,000	1.400		07/07/25	1,424,435

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Great-West Lifeco US Finance 2020 LP(a)(b)
$2,000,000	0.904%		08/12/25	$ 1,818,860

				8,470,769

Internet – 1.2%
eBay, Inc.(a)
4,825,000	1.400		05/10/26	4,342,162
Expedia Group, Inc.(a)
1,790,000	5.000		02/15/26	1,791,593
Netflix, Inc.
3,265,000	5.875		02/15/25	3,317,175
4,000,000	3.625	(a)(b)	06/15/25	3,805,040
Prosus NV(a)(b)
7,030,000	3.257		01/19/27	6,151,250
Uber Technologies, Inc.(a)(b)
4,340,000	7.500		05/15/25	4,327,023

				23,734,243

Investment Companies – 0.3%
Blackstone Private Credit Fund(b)
6,000,000	4.700		03/24/25	5,780,460
Huarong Finance 2019 Co. Ltd.
380,000	3.750		05/29/24	362,900
Huarong Finance II Co. Ltd.
270,000	5.500		01/16/25	260,888

				6,404,248

Iron/Steel(a) – 0.2%
Mineral Resources Ltd.(b)
3,555,000	8.000		11/01/27	3,472,773
Steel Dynamics, Inc.
345,000	2.400		06/15/25	326,701

				3,799,474

Leisure Time(a)(b) – 0.3%
NCL Corp. Ltd.
2,245,000	5.875		02/15/27	1,919,498
Royal Caribbean Cruises Ltd.
4,880,000	11.500		06/01/25	5,012,150

				6,931,648

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(a) – 0.3%
Marriott International, Inc.
$1,650,000	3.600%		04/15/24	$ 1,634,358
4,918,000	5.750		05/01/25	5,094,507

				6,728,865

Machinery - Construction & Mining(a)(b) – 0.0%
The Manitowoc Co., Inc.
125,000	9.000		04/01/26	116,420

Machinery-Diversified(a) – 0.4%
Husky III Holding Ltd.(b)(d) (PIK 13.750%, Cash 13.000%)
1,104,000	13.000		02/15/25	1,082,649
Mueller Water Products, Inc.(b)
2,985,000	4.000		06/15/29	2,605,278
Otis Worldwide Corp.
4,000,000	2.056		04/05/25	3,787,520

				7,475,447

Media – 2.0%
AMC Networks, Inc.(a)
4,486,000	4.750		08/01/25	4,170,500
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
4,575,000	4.000		03/01/23	4,548,190
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
(3M USD LIBOR + 1.650%)
1,275,000	2.936	(c)	02/01/24	1,279,564
2,900,000	4.500		02/01/24	2,917,922
8,925,000	4.908		07/23/25	8,947,937
CSC Holdings LLC
4,120,000	5.250		06/01/24	3,856,073
DISH DBS Corp.
410,000	5.875		07/15/22	410,033
5,065,000	5.875		11/15/24	4,294,715
Scripps Escrow, Inc.(a)(b)
120,000	5.875		07/15/27	105,053
Time Warner Entertainment Co. LP
9,179,000	8.375		03/15/23	9,461,071

				39,991,058

Mining(a)(b) – 0.2%
Glencore Funding LLC
4,200,000	1.625		09/01/25	3,848,712

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining(a)(b) – (continued)
Vedanta Resources Finance II PLC
$340,000	8.950%		03/11/25	$ 268,600

				4,117,312

Miscellaneous Manufacturing – 0.5%
Amsted Industries, Inc.(a)(b)
2,385,000	5.625		07/01/27	2,267,467
Hillenbrand, Inc.(a)
890,000	5.750		06/15/25	907,569
Parker-Hannifin Corp.
625,000	2.700	(a)	06/14/24	610,887
5,635,000	3.650		06/15/24	5,598,147

				9,384,070

Multi-National(a)(b) – 0.1%
The African Export-Import Bank
1,050,000	2.634		05/17/26	927,045
1,130,000	3.798		05/17/31	923,029

				1,850,074

Office(a)(b) – 0.2%
Xerox Holdings Corp.
4,495,000	5.000		08/15/25	4,180,440

Oil Field Services(a) – 1.1%
Canadian Natural Resources Ltd.
1,875,000	2.050		07/15/25	1,756,350
Continental Resources, Inc.
6,800,000	3.800		06/01/24	6,736,284
Devon Energy Corp.
120,000	5.250		09/15/24	122,554
EQT Corp.
2,625,000	6.625		02/01/25	2,706,086
Petroleos Mexicanos
210,000	6.875		10/16/25	195,300
Phillips 66
3,200,000	0.900		02/15/24	3,052,064
Range Resources Corp.
5,080,000	5.000		03/15/23	5,042,154
Transocean Sentry Ltd.(b)
1,419,956	5.375		05/15/23	1,350,294

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services(a) – (continued)
USA Compression Partners LP/USA Compression Finance Corp.
$120,000	6.875%	04/01/26	$ 109,165

			21,070,251

Packaging – 0.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)(b)
1,165,000	6.000	06/15/27	1,152,570
Ball Corp.
5,413,000	4.000	11/15/23	5,361,306
Berry Global, Inc.(a)
5,500,000	0.950	02/15/24	5,209,765
3,200,000	1.570	01/15/26	2,856,992
Silgan Holdings, Inc.(a)(b)
1,925,000	1.400	04/01/26	1,723,510

			16,304,143

Pharmaceuticals(a) – 2.1%
AbbVie, Inc.
16,250,000	2.600	11/21/24	15,743,650
Bausch Health Americas, Inc.(b)
110,000	9.250	04/01/26	78,681
Bayer US Finance II LLC(b)(c) (3M USD LIBOR + 1.010%)
4,150,000	2.839	12/15/23	4,122,693
Becton Dickinson & Co.
544,000	3.363	06/06/24	538,364
5,800,000	3.734	12/15/24	5,771,290
Elanco Animal Health, Inc.
500,000	5.772	08/28/23	505,500
Herbalife Nutrition Ltd./HLF Financing, Inc.(b)
7,435,000	7.875	09/01/25	6,707,039
Perrigo Finance Unlimited Co.
5,000,000	3.900	12/15/24	4,691,200
PRA Health Sciences, Inc.(b)
3,144,000	2.875	07/15/26	2,798,883

			40,957,300

Pipelines(a) – 2.1%
Cheniere Energy Partners LP
2,835,000	4.500	10/01/29	2,532,874
DCP Midstream Operating LP
4,645,000	5.375	07/15/25	4,538,165

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
DCP Midstream Operating LP – (continued)
$2,690,000	5.625%	07/15/27	$ 2,608,654
Energy Transfer LP/Regency Energy Finance Corp.
150,000	4.500	11/01/23	150,599
EQM Midstream Partners LP
1,265,000	4.750	07/15/23	1,261,192
Kinder Morgan, Inc.(b)
4,550,000	5.625	11/15/23	4,631,809
MPLX LP
2,530,000	4.500	07/15/23	2,535,439
1,225,000	4.875	12/01/24	1,233,808
8,300,000	1.750	03/01/26	7,488,260
NGPL PipeCo LLC(b)
410,000	4.875	08/15/27	405,580
NuStar Logistics LP
6,820,000	5.750	10/01/25	6,377,655
Plains All American Pipeline LP/PAA Finance Corp.
4,125,000	2.850	01/31/23	4,100,704
Sabine Pass Liquefaction LLC
225,000	5.625	04/15/23	227,068
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
2,720,000	6.875	01/15/29	2,775,978

			40,867,785

Real Estate(a) – 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp.(b)
5,815,000	4.875	06/01/23	5,604,264
Sunac China Holdings Ltd.(e)
200,000	6.500	01/10/25	28,000
Zhenro Properties Group Ltd.(e)
200,000	6.700	08/04/26	13,000

			5,645,264

Real Estate Investment Trust(a) – 2.0%
American Tower Corp.
1,325,000	3.375	05/15/24	1,305,178
1,150,000	2.400	03/15/25	1,086,704
1,400,000	1.300	09/15/25	1,265,992
Crown Castle International Corp.
1,750,000	1.350	07/15/25	1,598,800
8,300,000	4.450	02/15/26	8,221,399

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
MPT Operating Partnership LP/MPT Finance Corp.
$7,785,000	5.250%	08/01/26	$ 7,342,734
National Retail Properties, Inc.
435,000	3.900	06/15/24	434,091
Realty Income Corp.
4,265,000	4.600	02/06/24	4,301,167
SL Green Operating Partnership LP
2,575,000	3.250	10/15/22	2,571,395
Ventas Realty LP
1,375,000	3.500	04/15/24	1,360,191
VICI Properties LP/VICI Note Co., Inc.(b)
4,830,000	5.625	05/01/24	4,772,958
4,590,000	3.500	02/15/25	4,312,856
WP Carey, Inc.
285,000	4.600	04/01/24	286,613
230,000	4.000	02/01/25	229,204

			39,089,282

Retailing(a) – 0.7%
Lowe’s Cos, Inc.
7,825,000	4.000	04/15/25	7,865,846
Nordstrom, Inc.
3,000,000	2.300	04/08/24	2,839,380
Penske Automotive Group, Inc.
3,310,000	3.500	09/01/25	3,106,965

			13,812,191

Savings & Loans(a)(b)(c) – 0.2%
Nationwide Building Society (3M USD LIBOR + 1.064%)
3,206,000	3.766	03/08/24	3,196,542

Semiconductors – 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
9,580,000	3.625	01/15/24	9,570,324
Broadcom, Inc.(a)
5,250,000	3.625	10/15/24	5,194,507
Microchip Technology, Inc.
1,800,000	2.670	09/01/23	1,769,814
NXP BV/NXP Funding LLC/NXP USA, Inc.(a)
250,000	2.700	05/01/25	237,980

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – (continued)
Skyworks Solutions, Inc.(a)
$2,425,000	1.800%	06/01/26	$ 2,151,242

			18,923,867

Software – 1.5%
Fair Isaac Corp.(a)(b)
2,705,000	5.250	05/15/26	2,661,558
Fidelity National Information Services, Inc.(a)
4,025,000	1.150	03/01/26	3,570,859
Infor, Inc.(a)(b)
1,025,000	1.450	07/15/23	998,647
1,075,000	1.750	07/15/25	994,268
Oracle Corp.(a)
2,825,000	2.500	04/01/25	2,683,665
PTC, Inc.(a)(b)
2,085,000	3.625	02/15/25	1,982,835
Roper Technologies, Inc.(a)
975,000	2.350	09/15/24	945,204
Take-Two Interactive Software, Inc.
13,740,000	3.300	03/28/24	13,568,113
VMware, Inc.(a)
2,575,000	1.000	08/15/24	2,411,539

			29,816,688

Telecommunication Services – 2.2%
CommScope Technologies LLC(a)(b)
112,000	6.000	06/15/25	96,881
Level 3 Financing, Inc.(a)
1,925,000	5.375	05/01/25	1,870,523
Lumen Technologies, Inc.(a)
1,005,000	7.500	04/01/24	996,568
SoftBank Group Corp.(a)
200,000	5.125	09/19/27	164,506
Sprint Communications, Inc.
770,000	6.000	11/15/22	775,475
Sprint Corp.
2,840,000	7.875	09/15/23	2,933,294
T-Mobile USA, Inc.(a)
21,574,000	3.500	04/15/25	21,123,103
5,450,000	1.500	02/15/26	4,929,470
2,614,000	2.250	02/15/26	2,354,639

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Telecom Italia SpA(b)
$5,615,000	5.303%	05/30/24	$ 5,397,643
Verizon Communications, Inc.(a)
2,650,000	0.850	11/20/25	2,402,729

			43,044,831

Toys/Games/Hobbies(a)(b) – 0.1%
Mattel, Inc.
2,815,000	5.875	12/15/27	2,751,831

Trucking & Leasing(a)(b) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4,950,000	1.200	11/15/25	4,411,490
SMBC Aviation Capital Finance DAC
1,200,000	3.550	04/15/24	1,173,276

			5,584,766

TOTAL CORPORATE OBLIGATIONS (Cost $1,349,256,660)			$1,267,765,714

Mortgage-Backed Obligations – 11.0%
Collateralized Mortgage Obligations – 2.9%
Interest Only(f) – 0.5%
FHLMC REMIC Series 3852, Class SW(c) (-1x 1M USD LIBOR + 6.000%)
$264,911	4.676%	05/15/41	$ 30,855
FHLMC REMIC Series 4314, Class SE(c) (-1x 1M USD LIBOR + 6.050%)
253,099	4.726	03/15/44	30,074
FHLMC REMIC Series 4468, Class SY(c) (-1x 1M USD LIBOR + 6.100%)
411,509	4.776	05/15/45	59,554
FHLMC REMIC Series 4583, Class ST(c) (-1x 1M USD LIBOR + 6.000%)
281,668	4.676	05/15/46	39,769
FHLMC REMIC Series 4998, Class GI
3,643,465	4.000	08/25/50	689,158
FHLMC REMIC Series 5012, Class DI
727,498	4.000	09/25/50	140,493
FHLMC REMIC Series 5020, Class IH
1,850,939	3.000	08/25/50	296,503
FNMA REMIC Series 2010-135, Class AS(c) (-1x 1M USD LIBOR + 5.950%)
76,682	4.326	12/25/40	8,286

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
FNMA REMIC Series 2016-1, Class SJ(c) (-1x 1M USD LIBOR + 6.150%)
$384,134	4.526%	02/25/46	$ 55,516
FNMA REMIC Series 2017-31, Class SG(c) (-1x 1M USD LIBOR + 6.100%)
472,591	4.476	05/25/47	69,128
FNMA REMIC Series 2018-17, Class CS(c) (-1x 1M USD LIBOR + 3.450%)
1,852,040	1.826	03/25/48	53,416
FNMA REMIC Series 2020-49, Class IO
413,485	4.000	07/25/50	79,963
FNMA REMIC Series 2020-49, Class KS(c) (-1x 1M USD LIBOR + 6.100%)
3,072,145	4.476	07/25/50	454,212
FNMA REMIC Series 2020-60, Class NI
675,630	4.000	09/25/50	130,476
FNMA REMIC Series 2020-62, Class GI
3,262,179	4.000	06/25/48	627,176
GNMA REMIC Series 2020-61, Class SW(c) (-1X 1M USD LIBOR + 6.050%)
2,353,214	4.455	08/20/49	260,095
GNMA REMIC Series 2013-124, Class CS(c) (-1x 1M USD LIBOR + 6.050%)
269,639	4.455	08/20/43	38,034
GNMA REMIC Series 2013-152, Class TS(c) (-1x 1M USD LIBOR + 6.100%)
95,615	4.505	06/20/43	12,685
GNMA REMIC Series 2014-132, Class SL(c) (-1x 1M USD LIBOR + 6.100%)
208,523	4.505	10/20/43	15,492
GNMA REMIC Series 2014-162, Class SA(c) (-1x 1M USD LIBOR + 5.600%)
99,440	4.005	11/20/44	10,921
GNMA REMIC Series 2015-111, Class IM
309,599	4.000	08/20/45	44,009
GNMA REMIC Series 2015-123, Class SP(c) (-1x 1M USD LIBOR + 6.250%)
175,572	4.655	09/20/45	24,611
GNMA REMIC Series 2016-109, Class IH
829,706	4.000	10/20/45	113,088
GNMA REMIC Series 2016-27, Class IA
107,217	4.000	06/20/45	12,731
GNMA REMIC Series 2017-112, Class SJ(c) (-1x 1M USD LIBOR + 5.660%)
171,505	4.065	07/20/47	16,833

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2018-122, Class HS(c) (-1x 1M USD LIBOR + 6.200%)
$400,070	4.605%	09/20/48	$ 48,990
GNMA REMIC Series 2018-122, Class SE(c) (-1x 1M USD LIBOR + 6.200%)
365,586	4.605	09/20/48	42,385
GNMA REMIC Series 2018-139, Class SQ(c) (-1x 1M USD LIBOR + 6.150%)
366,442	4.555	10/20/48	39,637
GNMA REMIC Series 2019-1, Class SN(c) (-1x 1M USD LIBOR + 6.050%)
379,097	4.455	01/20/49	40,830
GNMA REMIC Series 2019-110, Class PS(c) (-1X 1M USD LIBOR + 6.050%)
3,781,218	4.455	09/20/49	508,527
GNMA REMIC Series 2019-110, Class SD(c) (-1x 1M USD LIBOR + 6.100%)
399,619	4.505	09/20/49	42,719
GNMA REMIC Series 2019-110, Class SE(c) (-1x 1M USD LIBOR + 6.100%)
398,532	4.505	09/20/49	45,542
GNMA REMIC Series 2019-151, Class NI
1,476,293	3.500	10/20/49	203,650
GNMA REMIC Series 2019-153, Class EI
13,037,943	4.000	12/20/49	1,998,783
GNMA REMIC Series 2019-20, Class SF(c) (-1x 1M USD LIBOR + 3.790%)
798,874	2.195	02/20/49	29,985
GNMA REMIC Series 2019-78, Class SE(c) (-1x 1M USD LIBOR + 6.100%)
176,406	4.505	06/20/49	18,893
GNMA REMIC Series 2020-146, Class IM
449,801	2.500	10/20/50	58,478
GNMA REMIC Series 2020-146, Class KI
4,295,133	2.500	10/20/50	576,640
GNMA REMIC Series 2020-151, Class MI
7,666,811	2.500	10/20/50	981,004
GNMA REMIC Series 2020-21, Class SA(c) (-1x 1M USD LIBOR + 6.050%)
1,484,125	4.455	02/20/50	197,806
GNMA REMIC Series 2020-55, Class AS(c) (-1x 1M USD LIBOR + 6.050%)
9,070,255	4.455	04/20/50	1,217,621
GNMA REMIC Series 2020-61, Class GI
2,360,637	5.000	05/20/50	379,395

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2020-78, Class DI
$1,700,784	4.000%	06/20/50	$ 261,871
GNMA REMIC Series 2020-79, Class AI
190,386	4.000	06/20/50	29,491
GNMA Series 2019-111, Class AS(c) (-1X 1M USD LIBOR + 6.150%)
1,886,386	4.555	01/20/49	207,623
GNMA Series 2020-55, Class PI
799,027	3.500	04/20/50	126,404

			10,369,352

Sequential Fixed Rate – 0.2%
FHLMC REMIC Series 4649, Class ML
3,896,419	4.000	11/15/54	3,859,005
FNMA REMIC Series 2012-111, Class B
11,774	7.000	10/25/42	12,980
FNMA REMIC Series 2012-153, Class B
39,892	7.000	07/25/42	43,881

			3,915,866

Sequential Floating Rate(b) – 2.2%
Bellemeade Re Ltd. Series 2021-2A, Class M1B(c) (SOFR30A + 1.500%)
1,400,000	2.426	06/25/31	1,307,660
Connecticut Avenue Securities Trust Series 2021-R01, Class 1B1(c) (SOFR30A + 3.100%)
4,622,000	4.026	10/25/41	3,995,491
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M2(c) (SOFR30A + 3.000%)
1,910,000	3.926	01/25/42	1,762,229
FHLMC STACR Debt Notes Series 2020-HQA5, Class M2(c) (SOFR30A + 2.600%)
2,999,070	3.526	11/25/50	2,980,804
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2(c) (1M USD LIBOR + 1.850%)
1,016,385	3.474	02/25/50	1,001,145
FHLMC STACR REMIC Trust Series 2020-DNA3, Class B1(c) (1M USD LIBOR + 5.100%)
536,984	6.724	06/25/50	550,287
FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2(c) (1M USD LIBOR + 3.750%)
123,262	5.374	08/25/50	123,448
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1(c) (SOFR30A + 4.800%)
4,308,000	5.726	10/25/50	4,362,376

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2(c) (SOFR30A + 2.800%)
$936,833	3.726%	10/25/50	$ 938,904
FHLMC STACR REMIC Trust Series 2020-DNA6, Class B1(c) (SOFR30A + 3.000%)
2,415,000	3.926	12/25/50	2,071,071
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2(c) (1M USD LIBOR + 3.150%)
195,583	4.774	09/25/50	195,876
FHLMC STACR REMIC Trust Series 2021-DNA1, Class M2(c) (SOFR30A + 1.800%)
258,041	2.726	01/25/51	245,913
FHLMC STACR REMIC Trust Series 2021-DNA6, Class B1(c) (SOFR30A + 3.400%)
2,046,000	4.326	10/25/41	1,769,792
FHLMC STACR REMIC Trust Series 2021-HQA1, Class B1(c) (SOFR30A + 3.000%)
3,530,000	3.926	08/25/33	2,685,215
FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2(c) (SOFR30A + 2.050%)
2,510,000	2.976	12/25/33	2,243,135
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A(c) (SOFR30A + 1.000%)
2,200,000	1.926	01/25/42	2,122,585
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1A(c) (SOFR30A + 2.000%)
2,461,944	2.926	04/25/42	2,410,621
FNMA Connecticut Avenue Securities Series 2021-R02, Class 2B1(c) (SOFR30A + 3.300%)
4,100,000	4.226	11/25/41	3,525,863
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1(c)
5,035,119	2.520	05/25/52	4,273,443
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(c)
104,672	3.750	05/28/52	102,940
Verus Securitization Trust Series 2021-8, Class A1(c)
14,492	1.824	11/25/66	13,015
Verus Securitization Trust Series 2022-1, Class A1(g)
4,785,271	2.724	01/25/67	4,572,908

			43,254,721

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 57,539,939

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 0.6%
Sequential Fixed Rate(b) – 0.3%
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E
$1,200,000	2.500%	11/15/52	$ 781,474
BANK Series 2017-BNK9, Class D
700,000	2.800	11/15/54	516,004
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250	01/15/60	702,858
BANK Series 2018-BN15, Class D
1,170,000	3.000	11/15/61	838,199
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	09/15/50	1,134,663
JPMBD Commercial Mortgage Trust Series 2017-C7, Class D
980,000	3.000	10/15/50	733,915
Morgan Stanley Capital I Trust Series 2018-L1, Class D
1,100,000	3.000	10/15/51	821,993

			5,529,106

Sequential Floating Rate – 0.3%
Citigroup Commercial Mortgage Trust Series 2015-P1, Class C(c)
1,949,000	4.514	09/15/48	1,851,270
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class C(c)
1,200,000	4.908	02/10/49	1,097,776
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class D(b)(c)
2,319,000	3.184	12/15/59	1,872,685
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class D(b)(c)
550,000	4.281	07/15/50	492,760
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D(b)
500,000	3.060	10/15/48	434,159
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D(b)(c)
1,545,000	3.197	12/15/49	1,202,835

			6,951,485

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 12,480,591

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – 7.5%
GNMA – 2.0%
$1,496,498	4.500%	08/20/47	1,576,000	$ 1,542,722
248,923	5.000	03/20/48	271,170	259,675
158,001	5.000	08/20/48	168,530	162,680
405,146	4.500	09/20/48	438,982	414,178
513,439	5.000	11/20/48	546,359	528,322
1,145,192	4.500	12/20/48	1,242,399	1,170,722
2,373,159	5.000	12/20/48	2,527,021	2,441,206
2,017,967	4.500	01/20/49	2,134,846	2,062,325
3,060,145	5.000	01/20/49	3,336,753	3,146,934
1,179,378	4.500	03/20/49	1,239,406	1,205,026
326,042	5.000	03/20/49	346,874	335,162
28,532	5.000	04/20/49	30,952	29,327
1,425,163	3.000	08/20/49	1,478,496	1,358,781
46,581	5.000	08/20/49	50,533	47,855
611,000	4.500	10/20/49	652,952	623,285
1,195,954	5.000	12/20/49	1,297,424	1,238,676
74,440	5.000	02/20/50	80,756	77,656
415,249	3.000	06/20/51	430,788	392,841
1,903,544	3.000	11/20/51	1,976,265	1,801,607
4,810,111	3.000	12/20/51	4,995,376	4,554,840
16,000,000		4.500	TBA-30yr	16,197,407

				39,591,227

UMBS – 4.6%
2,022	5.000	12/01/22	2,235	2,023
4,377	5.000	05/01/23	4,837	4,382
7,437	5.000	03/01/25	8,218	7,606
6,745	5.000	11/01/26	7,454	6,920
6,637	5.000	07/01/27	7,334	6,810
13,456,710	4.000	12/01/44	13,668,548	13,596,226
37,899,292		4.000	08/01/45	38,177,173
101,441	4.500	07/01/47	109,271	103,472
557,843	4.500	02/01/48	600,902	561,274
3,842,603	4.500	05/01/48	4,169,824	3,911,141

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$1,396,563	4.500%	06/01/48	1,504,687	$ 1,421,473
871,041	4.500	07/01/48		886,809
210,180	4.500	08/01/48	226,403	213,929
6,340,920	4.500	09/01/48		6,429,471
79,380	4.500	12/01/48	85,507	80,598
5,839,184	4.000	01/01/49	5,873,854	5,846,805
429,310	4.500	01/01/49	465,869	436,297
257,139	4.500	01/01/49	276,987	261,082
281,971	4.500	02/01/49	303,736	286,295
7,576,574	4.500	03/01/49		7,692,770
2,195,311	4.500	04/01/49	2,365,276	2,227,841
244,731	4.500	04/01/49	263,622	248,350
46,365	4.500	09/01/49	49,944	46,844
97,471	4.500	09/01/49	104,994	98,912
381,228	4.500	02/01/50	410,654	388,504
57,375	4.500	03/01/50	61,804	58,224
905,198	4.500	12/01/50	955,832	918,581
3,104,527	4.500	03/01/52		3,122,792
1,882,150	4.500	04/01/52		1,896,357
2,957,197	4.500	05/01/52		2,975,903

				91,914,864

UMBS, 30 Year, Single Family(h) – 0.9%
10,000,000	4.500	TBA-30yr	10,101,328	10,036,720
7,000,000	5.000	TBA-30yr	7,158,047	7,141,092

				17,177,812

TOTAL FEDERAL AGENCIES				$ 148,683,903

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $226,871,817)				$ 218,704,433

Asset-Backed Securities – 7.6%
Automotive – 2.2%
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A
$3,750,000	2.440%	09/15/26	$ 3,647,066
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A(b)
2,785,000	2.900	04/15/26	2,748,551
Tesla Auto Lease Trust Series 2021-A, Class A3(b)
2,200,000	0.560	03/20/25	2,122,055

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive – (continued)
Tesla Auto Lease Trust Series 2021-A, Class A4(b)
$5,400,000	0.660%	03/20/25	$ 5,164,655
Tesla Auto Lease Trust Series 2021-B, Class A3(b)
10,200,000	0.600	09/22/25	9,628,539
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
9,600,000	0.710	04/15/26	9,188,949
Toyota Lease Owner Trust Series 2021-A, Class A3(b)
7,175,000	0.390	04/22/24	7,020,269
Toyota Lease Owner Trust Series 2021-A, Class A4(b)
1,400,000	0.500	08/20/25	1,351,331
Toyota Lease Owner Trust Series 2021-B, Class A3(b)
2,250,000	0.420	10/21/24	2,172,136

			43,043,551

Collateralized Loan Obligations(b)(c) – 5.3%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR (3M USD LIBOR + 1.200%)
7,600,000	2.263	07/20/34	7,356,443
Atlas Senior Loan Fund XVII Ltd. Series 2021-17A, Class A (3M USD LIBOR + 1.200%)
8,200,000	2.263	10/20/34	7,830,672
Cathedral Lake VII Ltd. Series 2021-7RA, Class C (3M USD LIBOR + 2.570%)
950,000	3.614	01/15/32	883,061
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
3,500,000	5.324	01/15/32	3,107,744
Crown City CLO I Series 2020-1A, Class A1AR (3M USD LIBOR + 1.190%)
2,500,000	2.253	07/20/34	2,403,373
Gulf Stream Meridian 3, Ltd. Series 2021-IIIA, Class A2 (3M USD LIBOR + 1.750%)
3,000,000	2.794	04/15/34	2,845,578
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A (3M USD LIBOR + 1.450%)
5,775,000	2.736	11/30/32	5,679,620
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1 (3M USD LIBOR + 1.350%)
3,500,000	2.413	01/20/33	3,403,879
ICG US CLO 2016-1 Ltd. Series 2016-1A, Class CRR (3M USD LIBOR + 3.650%)
2,000,000	4.889	04/29/34	1,747,168
Jamestown CLO XVI Ltd. Series 2021-16A, Class A (3M USD LIBOR + 1.200%)
3,000,000	2.384	07/25/34	2,903,349

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
LCM 26, Ltd. Series 2026-A, Class A1 (3M USD LIBOR + 1.070%)
$8,400,000	2.133%	01/20/31	$ 8,242,466
LCM XX LP Series 2020-A, Class AR (3M USD LIBOR + 1.040%)
2,376,584	2.103	10/20/27	2,357,659
Marble Point CLO XIX Ltd. Series 2020-3A, Class D (3M USD LIBOR + 3.900%)
2,200,000	4.944	01/19/34	2,035,717
Marble Point CLO XVII Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.300%)
6,000,000	2.363	04/20/33	5,833,374
MJX Venture Management II LLC Series 2017-28RR, Class A1 (3M USD LIBOR + 1.280%)
4,171,053	1.535	07/22/30	4,063,644
Newark BSL CLO 1 Ltd. Series 2016-1A, Class A1R (3M USD LIBOR + 1.100%)
2,967,483	2.325	12/21/29	2,927,502
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR (3M USD LIBOR + 1.100%)
10,600,000	2.578	05/20/32	10,249,511
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR (3M USD LIBOR + 3.900%)
3,700,000	4.944	07/15/29	3,268,558
Park Avenue Institutional Advisers CLO Ltd. 2021-1 Series 2021-1A, Class C (3M USD LIBOR + 3.800%)
3,000,000	4.863	01/20/34	2,854,872
PPM CLO 4 Ltd. Series 2020-4A, Class AR (3M USD LIBOR + 1.190%)
7,000,000	2.234	10/18/34	6,687,933
Steele Creek CLO Ltd. Series 2019-1A, Class D (3M USD LIBOR + 4.100%)
5,150,000	5.144	04/15/32	4,494,364
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3M USD LIBOR + 3.720%)
3,950,000	4.764	04/18/36	3,572,684
Tralee CLO VII Ltd. Series 2021-7A, Class D (3M USD LIBOR + 3.180%)
4,950,000	4.364	04/25/34	4,457,158
Venture 36 CLO Ltd. Series 2019-36A, Class D (3M USD LIBOR + 4.150%)
2,500,000	5.213	04/20/32	2,228,205
Zais CLO 13 Ltd. Series 2019-13A, Class A1A (3M USD LIBOR + 1.490%)
3,000,000	2.534	07/15/32	2,930,967

			104,365,501

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(c) – 0.1%
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
	$306,099	2.324%		02/25/39	$ 303,109
Educational Services of America, Inc. Series 2015-2, Class A(b) (1M USD LIBOR + 1.000%)
	184,548	2.624		12/25/56	185,152
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
	1,011,343	2.084		07/25/45	1,009,475
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(b) (1M USD LIBOR + 0.550%)
	23,879	2.174		05/25/57	23,551
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
	854,351	2.774		09/25/65	854,350

					2,375,637

TOTAL ASSET-BACKED SECURITIES (Cost $157,064,463)					$ 149,784,689

Foreign Debt Obligations – 1.5%
Sovereign – 1.5%
Abu Dhabi Government International Bond
	$870,000	2.500%		10/11/22	$ 869,619
Perusahaan Penerbit SBSN Indonesia III
	3,530,000	2.300	(b)	06/23/25	3,353,888
	4,310,000	2.300		06/23/25	4,094,974
	7,550,000	1.500	(b)	06/09/26	6,795,830
Republic of Colombia(a)
	5,690,000	4.000		02/26/24	5,529,258
Republic of Indonesia(b)
EUR	250,000	2.150		07/18/24	EUR 259,335
Republic of Qatar(b)
	$1,840,000	3.375		03/14/24	$ 1,830,800
	690,000	3.400		04/16/25	684,825
Republic of Romania(b)
	5,820,000	3.000		02/27/27	5,131,785
Republic of Turkey
	200,000	4.250		03/13/25	171,413
	880,000	6.000		03/25/27	722,040

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Saudi Government International Bond(b)
$800,000	2.900%	10/22/25	$ 777,000
Ukraine Government Bond
2,310,000	8.994	02/01/24	577,500

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $35,157,306)			$ 30,798,267

Municipal Debt Obligations – 0.2%
Illinois – 0.1%
Illinois State GO Bonds Taxable-Pension Series 2003
$2,082,273	4.950%	06/01/23	$ 2,097,635

Ohio(a)(c) – 0.1%
Access to Loans for Learning Student Loan Corp. Series 2019 A-3 (3M USD LIBOR + 0.800%)
1,491,961	1.984	04/25/37	1,488,023

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,598,538)			$ 3,585,658

U.S. Treasury Obligations(i) – 11.2%
United States Treasury Notes
$241,330,000	0.750%	04/30/26	$ 221,212,884
850,000	2.875	08/15/28	839,574

TOTAL U.S. TREASURY OBLIGATIONS (Cost $233,383,847)			$ 222,052,458

Shares	Description	Value

Exchange Traded Funds(j) – 2.3%
754,343	Goldman Sachs Access High Yield Corporate Bond ETF	$ 31,554,168
292,391	Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF	13,609,865

TOTAL EXCHANGE TRADED FUNDS (Cost $51,302,194)		$ 45,164,033

Shares	Dividend Rate	Value

Investment Company(j) – 1.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
27,337,413	1.367%	$ 27,337,413
(Cost $27,337,413)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $2,083,972,238)		$1,965,192,665

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(c) – 0.2%
Banks – 0.2%
Lloyds Bank Corporate Markets PLC(C) (SOFR + 0.540%)
$4,285,000	2.050%	01/31/24	$4,267,921
(Cost $4,285,000)

TOTAL INVESTMENTS — 99.4% (Cost $2,088,257,238)			$1,969,460,586

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%			11,024,376

NET ASSETS — 100.0%			$1,980,484,962

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(d)	Pay-in-kind securities.

(e)	Security is currently in default and/or non-income producing.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2022.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $33,375,219 which represents approximately 1.7% of the Fund’s net assets as of June 30, 2022.

(i)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(j)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PI	— Private Investment
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	BRL	1,269,190	USD	241,213	07/05/22	$ 934
	CAD	798,721	EUR	581,083	09/21/22	8,022
	CAD	1,334,655	USD	1,026,005	09/21/22	11,008
	CHF	3,767,705	EUR	3,615,257	09/21/22	159,203
	CHF	624,798	GBP	513,160	09/21/22	32,738
	CHF	1,849,330	USD	1,906,198	09/21/22	42,625
	CNH	11,398,662	USD	1,701,051	09/21/22	1,059
	CZK	5,907,951	EUR	234,269	09/21/22	511
	EUR	1,193,508	CAD	1,613,182	09/21/22	4,770
	EUR	478,765	NOK	4,888,473	09/21/22	7,487
	EUR	1,683,058	NZD	2,821,905	09/21/22	13,545
	EUR	1,612,854	SEK	17,256,928	09/21/22	7,383
	HUF	186,696,586	EUR	457,570	09/21/22	4,421
	JPY	82,050,201	CAD	777,064	09/21/22	4,541
	NOK	4,818,320	USD	484,448	09/21/22	5,643
	SGD	895,408	EUR	609,285	09/21/22	2,549
	TRY	8,217,856	USD	482,198	07/28/22	1,850
	TWD	20,748,828	USD	697,112	07/08/22	865
	USD	552,713	BRL	2,621,864	07/05/22	52,492
	USD	599,815	BRL	3,161,328	08/02/22	1,828
	USD	145,967	CLP	120,562,311	08/05/22	15,635
	USD	973,322	CNH	6,507,073	09/21/22	1,651
	USD	1,536,913	COP	6,299,688,627	08/08/22	30,071
	USD	828,338	CZK	19,457,232	09/21/22	13,293
	USD	2,923,018	EUR	2,760,025	07/28/22	25,158
	USD	11,394,637	EUR	10,636,028	09/21/22	182,138
	USD	6,945,117	GBP	5,542,235	09/21/22	187,711
	USD	1,646,762	HUF	609,942,863	09/21/22	56,402
	USD	1,525,348	IDR	22,387,527,147	08/22/22	30,508
	USD	928,788	ILS	3,088,707	09/21/22	39,191
	USD	3,567,810	INR	278,323,140	07/29/22	53,832
	USD	241,096	MXN	4,916,668	09/21/22	339
	USD	11,368,960	NZD	17,550,760	09/21/22	418,119
	USD	739,700	PLN	3,196,578	09/21/22	34,593
	USD	2,239,747	SEK	22,704,903	09/21/22	12,420
	USD	1,125,030	SGD	1,553,443	09/21/22	6,266
	USD	5,314,558	TWD	154,894,443	07/08/22	104,013
	USD	2,816,691	ZAR	44,445,137	07/21/22	90,812
	USD	245,980	ZAR	3,833,647	09/21/22	12,329

TOTAL						$ 1,677,955

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	7,682,165	USD	5,526,689	09/21/22	$(220,399)
	BRL	1,352,674	USD	259,045	07/05/22	(971)
	BRL	1,267,704	USD	240,395	08/02/22	(600)
	CAD	3,484,437	USD	2,773,029	09/21/22	(65,657)
	CHF	569,759	USD	600,551	09/21/22	(139)
	CLP	204,731,137	USD	230,972	08/05/22	(9,650)
	CNH	4,036,981	USD	603,000	09/21/22	(176)
	COP	5,912,344,024	USD	1,431,999	08/08/22	(17,808)
	EUR	2,745,416	CHF	2,823,860	09/21/22	(81,565)
	EUR	245,155	CZK	6,183,671	09/21/22	(585)
	EUR	602,899	GBP	521,821	09/21/22	(658)
	EUR	606,525	HUF	246,530,257	09/21/22	(3,402)
	EUR	598,407	JPY	85,538,666	09/21/22	(3,335)
	EUR	2,814,684	USD	3,007,713	09/21/22	(40,474)
	GBP	1,001,000	USD	1,230,898	09/21/22	(10,422)
	GBP	2,714,984	USD	3,334,364	09/22/22	(24,035)
	HUF	423,482,655	EUR	1,057,813	09/21/22	(10,960)
	IDR	21,486,580,017	USD	1,461,671	08/22/22	(26,989)
	INR	196,109,563	USD	2,513,521	07/29/22	(37,534)
	JPY	85,303,609	EUR	606,358	09/21/22	(6,790)
	JPY	81,173,046	USD	604,983	09/21/22	(3,175)
	MXN	30,791,910	USD	1,538,558	09/21/22	(30,753)
	NOK	50,405,411	USD	5,307,322	09/21/22	(180,377)
	NZD	1,946,000	USD	1,228,755	09/21/22	(14,543)
	PLN	2,789,196	USD	642,924	09/21/22	(27,677)
	SEK	2,605,231	EUR	242,613	09/21/22	(193)
	SEK	56,531,000	USD	5,811,723	09/21/22	(266,091)
	SGD	4,706,300	USD	3,417,719	09/21/22	(28,320)
	TWD	97,605,680	USD	3,342,138	07/08/22	(58,749)
	USD	2,429,927	AUD	3,535,000	09/21/22	(11,798)
	USD	1,308,986	CNH	8,788,138	09/21/22	(3,306)
	USD	625,233	EUR	597,528	09/21/22	(4,681)
	USD	1,159,392	KRW	1,501,204,447	09/23/22	(7,731)
	USD	1,764,548	TRY	35,322,937	09/21/22	(206,530)
	ZAR	9,973,715	USD	643,587	09/21/22	(35,716)

TOTAL						$(1,441,789)

FORWARD SALES CONTRACTS — At June 30, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family(Proceeds Receivable: $(16,849,785))	4.000%	TBA-30yr		$(17,000,000)	$(16,758,274)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
French 10 Year Government Bonds	1	09/08/22	$145,173	$4,851
2 Year U.S. Treasury Notes	2,379	09/30/22	499,627,174	(2,287,314)
10 Year U.S. Treasury Notes	1,280	09/21/22	151,720,000	(2,007,026)

Total				$(4,289,489)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(48)	09/21/22	(7,408,500)	(24,184)
Ultra 10 Year U.S. Treasury Notes	(687)	09/21/22	(87,506,625)	1,262,826
5 Year German Euro-Bobl	(21)	09/08/22	(2,733,043)	(5,490)
5 Year U.S. Treasury Notes	(2,499)	09/30/22	(280,512,750)	2,096,914
10 Year German Euro-Bund	(1)	09/08/22	(155,914)	(1,815)
10 Year U.K. Long Gilt	(140)	09/28/22	(19,424,704)	786,551
20 Year U.S. Treasury Bonds	(6)	09/21/22	(831,750)	(2,034)

Total				$4,112,768

TOTAL FUTURES CONTRACTS				$(176,721)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(a)	1.250%(b)	12/15/22		$15,940		$(98,780)	$(8,583)	$(90,196)
3M NZDOR(a)	2.750(b)	03/16/24	NZD	81,090		(713,537)	150,851	(864,388)
1.000%(b)	3M CDOR(b)	03/16/24	CAD	11,560		379,456	161,595	217,861
3.50(c)	3M LIBOR(c)	03/16/24		$42,500		(203,091)	19,342	(222,433)
1M LIBOR(a)	3M LIBOR(a)	07/25/24		28,720		17,086	9,643	7,443
12M EURO(b)	1.000(c)	09/21/24	EUR	10,940		(82,290)	(144,221)	61,931
3M STIBOR(a)	2.250(c)	09/21/24	SEK	669,050		(661,408)	(506,046)	(155,362)
1.750(c)	3M EURO(a)	09/21/24	EUR	30,410		(117,963)	94,915	(212,878)
2.000(c)	6M GBP(c)	09/21/24	GBP	8,160		151,652	196,819	(45,167)
2.750(c)	6M NIBOR(b)	09/21/24	NOK	264,010		336,262	238,028	98,234
1.730(c)	3M SOFR(c)	02/08/26		$300,120	(d)	5,018,937	588,501	4,430,436
2.587(c)	3M LIBOR(c)	11/30/26		49,850		486,601	(2,063)	488,664
6M EURO(b)	0.750(c)	09/21/27	EUR	1,280		(74,384)	(70,814)	(3,569)
0.000(c)	12M EURO(c)	09/21/27		770		74,066	66,190	7,875
3M STIBOR(a)	2.500(c)	09/21/27	SEK	250,690		(334,970)	(202,432)	(132,538)
3M SOFR(c)	2.750(c)	09/21/27		$610		(2,042)	(17,661)	15,619
6M AUDOR(b)	3.500(b)	09/21/27	AUD	37,660		(523,965)	(538,633)	14,669
3M NZDOR(a)	3.750(b)	09/21/27	NZD	19,910		(192,079)	(206,036)	13,957
2.750(c)	3M LIBOR(c)	09/21/27		$45,180		151,267	341,137	(189,870)
1.750(c)	6M GBP(c)	09/21/27	GBP	12,620		553,916	513,057	40,859
3M SOFR(b)	2.500(c)	06/04/29		$29,570		(114,412)	(20,116)	(94,296)
2.420(c)	6M EURO(b)	07/04/29	EUR	6,860		(4,982)	(4,976)	(6)
2.570(c)	3M SOFR(c)	06/04/31		$77,970		292,036	75,646	216,390
0.000(c)	6M EURO(b)	03/16/32	EUR	13,160		13,405	—	13,405
1.897(c)	6M EURO(b)	04/27/32		3,710		112,960	48	112,912
3M SOFR(c)	2.734(c)	05/15/32		$22,640		(109,075)	130,709	(239,784)
1.754(c)	12M EURO(c)	05/17/32	EUR	15,010		368,764	(121,928)	490,692
6M EURO(b)	2.128(c)	05/17/32		15,010		(301,937)	(94,507)	(207,430)
0.500(c)	12M JYOR(c)	05/26/32	JPY	2,373,000		218,049	12,779	205,270
6M EURO(b)	2.000(c)	05/26/32	EUR	9,270		(241,780)	(47,103)	(194,677)
6M GBP(c)	2.000(c)	06/07/32	GBP	15,820		(569,457)	145,934	(715,391)
6M EURO(b)	1.000(c)	09/21/32	EUR	10,890		(1,287,075)	(1,259,583)	(27,492)
12M CHFOR(c)	1.250(c)	09/21/32	CHF	10,400		(470,137)	(460,909)	(9,228)
0.000(c)	12M JYOR(c)	09/21/32	JPY	782,050		289,613	246,124	43,489
6M NIBOR(b)	3.000(c)	09/21/32	NOK	47,680		(127,009)	39,377	(166,386)
3M CDOR(b)	3.250(b)	09/21/32	CAD	13,210		(390,473)	(407,385)	16,912
6M AUDOR(b)	3.750(b)	09/21/32	AUD	1,870		(42,546)	(118,215)	75,669
3.750(b)	3M NZDOR(a)	09/21/32	NZD	2,800		56,386	56,093	293
2.750(c)	3M SOFR(c)	09/21/32		$10,210		60,424	113,998	(53,574)
2.500(c)	3M STIBOR(a)	09/21/32	SEK	162,390		448,758	398,280	50,478
1.500(b)	6M GBP(c)	09/21/32	GBP	5,370		484,573	525,999	(41,426)
3M SOFR(c)	2.730(c)	06/04/33		$49,500		(198,941)	(42,249)	(156,692)
6M EURO(b)	2.005(c)	04/27/37	EUR	8,090		(262,862)	121	(262,982)
6M EURO(b)	2.530(c)	06/15/37		7,990		(87,997)	(15,501)	(72,496)
6M EURO(b)	2.855(c)	07/04/37		8,250		3,925	3,925	—
1.363(c)	6M EURO(b)	04/27/42		4,620		101,829	92	101,737
1.867(c)	6M EURO(b)	06/15/42		18,710		58,747	2,411	56,336
6M EURO(b)	1.490(c)	06/16/47		10,700		46,215	(10,826)	57,041
12M EURO(c)	1.355(c)	05/17/52		4,810		(377,030)	(101,702)	(275,328)
1.328(c)	6M EURO(b)	05/17/52		4,810		367,337	(26,843)	394,180
1.560(c)	6M EURO(b)	07/06/52		4,050		(242)	(241)	(1)

TOTAL						$2,501,800	$(296,959)	$2,798,762

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Payments made annually.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2022.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 10	3.000%	5.888%	MS & Co. Int. PLC	11/17/59	$5,700	$(998,214)	$(922,231)	$(75,982)
Markit CMBX Series 11	3.000	4.763	MS & Co. Int. PLC	11/18/54	5,750	(926,110)	(926,504)	395

TOTAL						$(1,924,324)	$(1,848,735)	$(75,587)

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (%)(a)	Credit Spread at June 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 38	1.000%	0.554%	06/20/25	$105,600	$145,736	$996,120	$(850,384)
CDX.NA.IG Index 33	1.000	0.495	12/20/24	1,650	4,807	(3,990)	8,797
AT&T, Inc., 3.800%, 02/15/27	1.000	0.710	12/20/25	10,000	(29,659)	74,566	(104,225)
General Electric Co. 2.700%, 10/09/22	1.000	0.737	06/20/26	5,225	(101,198)	56,552	(157,750)
AT&T, Inc., 3.800%, 02/15/27	1.000	0.741	06/20/26	3,475	(16,789)	51,217	(68,006)
CDX.NA.IG Index 38	1.000		06/20/27	62,300	1,319	466,886	(465,567)
CDX.NA.IG Index 32	1.000	0.418	06/20/24	225	907	1,668	(761)

TOTAL					$5,122	$1,643,019	$(1,637,896)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	$0.420	10/10/2022	35,720,000	$35,720,000	$952	$77,326	$(76,374)
1Y IRS	Citibank NA	0.459	10/10/2022	32,630,000	32,630,000	933	71,329	(70,396)
1Y IRS	Citibank NA	0.516	11/15/2022	36,190,000	36,190,000	2,084	84,983	(82,899)
9M IRS	Deutsche Bank AG (London)	1.850	11/22/2022	99,100,000	99,100,000	26,866	336,205	(309,339)
9M IRS	Deutsche Bank AG (London)	2.700	04/28/2023	8,790,000	8,790,000	255,123	326,407	(71,284)
1Y IRS	JPMorgan Securities, Inc.	0.281	09/08/2022	30,480,000	30,480,000	297	58,231	(57,934)
1Y IRS	JPMorgan Securities, Inc.	0.300	09/08/2022	28,760,000	28,760,000	291	55,976	(55,685)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	99,200,000	99,200,000	22,449	322,400	(299,951)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	32,940,000	32,940,000	2,029	77,573	(75,544)

				403,810,000	$403,810,000	$311,024	$1,410,430	$(1,099,406)

Puts
9M IRS	Deutsche Bank AG (London)	3.000	05/05/2023	8,750,000	8,750,000	233,205	306,108	(72,903)

Total purchased option contracts				412,560,000	$412,560,000	$544,229	$1,716,538	$(1,172,309)

Written option contracts
Calls
1Y IRS	Citibank NA	0.379	10/10/2022	(3,680,000)	(3,680,000)	(432)	(77,285)	76,853
1Y IRS	Citibank NA	0.425	10/10/2022	(3,340,000)	(3,340,000)	(462)	(71,371)	70,909
1Y IRS	Citibank NA	0.553	11/15/2022	(3,730,000)	(3,730,000)	(1,935)	(84,782)	82,847
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(8,790,000)	(8,790,000)	(86,072)	(124,346)	38,274
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(8,790,000)	(8,790,000)	(151,878)	(202,062)	50,184
1Y IRS	Deutsche Bank AG (London)	1.348	11/22/2022	(99,100,000)	(99,100,000)	(8,989)	(119,073)	110,084
1Y IRS	Deutsche Bank AG (London)	1.599	11/22/2022	(99,100,000)	(99,100,000)	(15,688)	(217,133)	201,445
1Y IRS	JPMorgan Securities, Inc.	0.363	09/08/2022	(3,140,000)	(3,140,000)	(87)	(58,128)	58,041
1Y IRS	JPMorgan Securities, Inc.	0.401	09/08/2022	(2,970,000)	(2,970,000)	(98)	(56,016)	55,918
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(99,200,000)	(99,200,000)	(7,212)	(119,040)	111,828
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(99,200,000)	(99,200,000)	(12,847)	(203,360)	190,513
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(3,410,000)	(3,410,000)	(2,080)	(77,728)	75,648

				(434,450,000)	$(434,450,000)	$(287,780)	$(1,410,324)	$1,122,544

Puts
9M IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(8,750,000)	(8,750,000)	(134,600)	(193,660)	59,060
9M IRS	Deutsche Bank AG (London)	3.891	05/05/2023	(8,750,000)	(8,750,000)	(77,592)	(112,448)	34,856

				(17,500,000)	$(17,500,000)	$(212,192)	$(306,108)	$93,916

Total written option contracts				(451,950,000)	$(451,950,000)	$(499,972)	$(1,716,432)	$1,216,460

TOTAL				(39,390,000)	$(39,390,000)	$44,257	$106	$44,151

Abbreviations:
9M IRS	— 9 Months Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 34.6%
Collateralized Mortgage Obligations – 0.3%
Sequential Fixed Rate – 0.3%
FHLMC REMIC Series 1980, Class Z
$112,811	7.000%	07/15/27	$ 118,289
FHLMC REMIC Series 2019, Class Z
102,473	6.500	12/15/27	107,035
FHLMC REMIC Series 2755, Class ZA
305,861	5.000	02/15/34	320,223
FHLMC REMIC Series 3530, Class DB
359,457	4.000	05/15/24	361,728
FHLMC REMIC Series 4246, Class PT
52,974	6.500	02/15/36	57,665
FNMA REMIC Series 2012-111, Class B
179,546	7.000	10/25/42	197,949
FNMA REMIC Series 2012-153, Class B
642,266	7.000	07/25/42	706,480

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 1,869,369

Federal Agencies – 34.3%
Adjustable Rate FHLMC(a) – 0.2%
(1 Year CMT + 2.250%)
$345,796	2.613%	06/01/35	$ 356,976
(12M USD LIBOR + 1.618%)
790,967	1.940	11/01/44	806,105
(12M USD LIBOR + 1.775%)
97,554	2.530	06/01/42	100,179
(12M USD LIBOR + 1.840%)
186,713	2.690	11/01/34	191,116
(12M USD LIBOR + 2.330%)
27,793	3.516	05/01/36	28,513
(6M USD LIBOR + 2.056%)
12,612	2.430	10/01/36	13,081

			1,495,970

Adjustable Rate FNMA(a) – 0.6%
(1 Year CMT + 2.095%)
52,304	2.143	10/01/35	54,438
(1 Year CMT + 2.220%)
237,335	2.220	06/01/34	246,520
(1 Year CMT + 2.288%)
153,797	2.431	02/01/34	158,394
(12M MTA + 2.186%)
295,938	2.516	07/01/36	308,404
(12M USD LIBOR + 1.225%)
3,948	1.475	01/01/33	3,982
(12M USD LIBOR + 1.325%)
88,518	2.075	04/01/35	89,121
(12M USD LIBOR + 1.413%)
70,206	2.225	05/01/35	70,979
(12M USD LIBOR + 1.598%)
76,633	2.318	03/01/35	77,873

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
(12M USD LIBOR + 1.640%)
$71,842	1.890%	10/01/34	$ 73,477
(12M USD LIBOR + 1.679%)
98,764	1.929	10/01/34	100,950
(12M USD LIBOR + 1.695%)
78,060	3.445	05/01/34	80,175
(12M USD LIBOR + 1.702%)
210,157	2.235	03/01/36	213,587
(12M USD LIBOR + 1.713%)
299,913	2.661	07/01/37	308,527
(12M USD LIBOR + 1.720%)
290,396	2.793	05/01/34	296,314
33,133	2.220	03/01/35	33,733
42,886	3.095	04/01/35	44,041
(12M USD LIBOR + 1.755%)
24,595	2.005	07/01/32	25,227
(12M USD LIBOR + 1.800%)
270,659	3.409	05/01/33	277,604
(12M USD LIBOR + 1.820%)
3,658	2.070	12/01/46	3,773
(12M USD LIBOR + 1.909%)
178,118	2.159	06/01/36	184,076
(12M USD LIBOR + 1.935%)
76,233	2.185	11/01/36	78,494
(12M USD LIBOR + 1.958%)
454,625	2.958	04/01/36	468,589
(6M USD LIBOR + 2.250%)
38,481	2.625	08/01/33	39,532
(COF + 1.254%)
270,317	4.592	08/01/33	292,181
(COF + 1.695%)
5,642	1.998	08/01/29	5,690

			3,535,681

Adjustable Rate GNMA(a) – 0.3%
(1 Year CMT + 1.500%)
70,974	1.875	05/20/34	71,639
155,347	1.625	07/20/34	155,423
157,139	1.625	08/20/34	157,238
972,629	1.625	09/20/34	973,258
135,814	1.750	10/20/34	135,568
137,085	1.750	12/20/34	136,858

			1,629,984

FHLMC – 1.2%
74	4.500	05/01/23	74
4,167	7.500	01/01/31	4,613
17,928	4.500	07/01/33	18,520
445,403	4.500	08/01/33	460,111
920,916	4.500	09/01/33	951,316
81,155	4.500	10/01/33	83,835
2,005	4.500	04/01/34	2,071
1,725	4.500	04/01/35	1,791
1,213	4.500	07/01/35	1,260

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$3,200	4.500%	08/01/35	$ 3,324
17,452	4.500	09/01/35	18,089
4,298	4.500	10/01/35	4,463
765	4.500	12/01/35	790
604	4.500	05/01/36	627
55,060	4.500	01/01/38	57,171
644	4.500	04/01/38	664
341	4.500	05/01/38	352
3,376	4.500	06/01/38	3,506
86,170	4.500	09/01/38	88,860
1,842	4.500	01/01/39	1,899
46,482	4.500	02/01/39	47,946
23,087	4.500	03/01/39	23,813
4,019	4.500	04/01/39	4,146
118,682	4.500	05/01/39	122,411
379,116	4.500	06/01/39	391,031
12,675	4.500	07/01/39	13,074
16,482	4.500	08/01/39	16,999
22,331	4.500	09/01/39	23,034
4,347	4.500	10/01/39	4,484
8,030	4.500	11/01/39	8,282
8,468	4.500	12/01/39	8,735
14,812	4.500	01/01/40	15,276
3,888	4.500	02/01/40	4,010
11,008	4.500	04/01/40	11,354
16,106	4.500	05/01/40	16,613
20,834	4.500	06/01/40	21,489
15,612	4.500	07/01/40	16,103
14,730	4.500	08/01/40	15,193
9,652	4.500	09/01/40	9,955
4,118	4.500	10/01/40	4,248
4,469	4.500	02/01/41	4,608
14,252	4.500	03/01/41	14,697
27,575	4.500	04/01/41	28,437
29,531	4.500	05/01/41	30,453
56,708	4.500	06/01/41	58,479
4,653	4.500	07/01/41	4,797
159,183	4.500	08/01/41	164,159
166,111	4.500	09/01/41	171,335
9,359	4.500	12/01/41	9,652
120,081	4.500	03/01/42	123,832
491,506	4.000	03/01/50	490,304
4,000,000	4.500	06/01/52	4,058,206

			7,640,491

FNMA – 7.4%
88,162	7.500	10/01/37	97,435
3,524,377	4.000	12/01/44	3,560,917
14,721,383	3.500	07/01/45	14,409,011
11,027,708	4.000	08/01/45	11,108,810
487,301	4.000	01/01/46	489,195
1,946,395	4.000	01/01/49	1,948,935
13,000,000	4.500	06/01/52	13,227,811

			44,842,114

GNMA – 18.1%
1,076	6.500	01/15/32	1,125
4,253	6.500	02/15/32	4,533
3,132	6.500	08/15/34	3,407
8,871	6.500	05/15/35	9,697

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$2,434	6.500%	06/15/35		$ 2,644
6,902	6.500	07/15/35		7,549
2,647	6.500	08/15/35		2,900
5,416	6.500	09/15/35		5,920
874	6.500	10/15/35		959
8,764	6.500	11/15/35		9,608
5,780	6.500	12/15/35		6,327
17,193	6.500	01/15/36		18,777
22,767	6.500	02/15/36		24,968
10,637	6.500	03/15/36		11,619
35,656	6.500	04/15/36		38,919
49,031	6.500	05/15/36		53,705
41,374	6.500	06/15/36		45,294
131,083	6.500	07/15/36		143,380
133,353	6.500	08/15/36		146,206
278,576	6.500	09/15/36		305,941
104,954	6.500	10/15/36		115,067
155,269	6.500	11/15/36		170,950
57,509	6.500	12/15/36		62,930
24,195	6.500	01/15/37		26,560
14,127	6.500	02/15/37		15,561
9,329	6.500	03/15/37		10,237
20,037	6.500	04/15/37		22,041
4,921	6.500	05/15/37		5,339
5,243	6.500	08/15/37		5,771
33,459	6.500	09/15/37		36,737
44,407	6.500	10/15/37		49,305
16,505	6.500	11/15/37		18,042
13,184	6.500	05/15/38		14,415
33,591	6.000	11/15/38		36,558
2,524	6.500	01/15/39		2,731
3,960	6.500	02/15/39		4,319
2,709,315	4.500	08/20/47		2,792,999
60,741	4.500	02/20/48		62,541
143,526	4.500	05/20/48		146,972
739,316	4.500	09/20/48		755,798
5,587,164	5.000	09/20/48		5,750,861
208,679	5.000	10/20/48		214,728
4,451	5.000	11/20/48		4,580
2,041,591	4.500	12/20/48		2,087,106
4,814,051	5.000	12/20/48		4,952,088
407,871	4.500	01/20/49		416,837
2,448,116	5.000	01/20/49		2,517,548
34,753	5.000	03/20/49		35,725
1,239,769	4.000	04/20/49		1,239,591
15,927	5.000	05/20/49		16,372
619,111	5.000	06/20/49		636,428
85,430	5.000	11/20/49		87,733
940,377	5.000	12/20/49		973,969
259,353	5.000	07/20/50		271,492
651,045	4.000	01/20/51		649,883
4,758,860	3.000	11/20/51		4,504,017
6,734,156	3.000	12/20/51		6,376,776
11,000,000	4.000	TBA-30yr	(b)	10,946,882
44,000,000	4.500	TBA-30yr	(b)	44,545,800
18,000,000	5.000	TBA-30yr	(b)	18,397,475

				109,824,242

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – 1.9%
$331,864	4.500%		03/01/49	$ 336,539
14,780	5.500		09/01/23	14,892
5,219	5.500		10/01/23	5,257
171,588	4.500		11/01/36	176,781
51,773	4.500		02/01/39	53,351
59,488	4.500		04/01/39	61,301
4,011	4.500		08/01/39	4,152
180,081	4.500		08/01/41	185,882
102,874	4.500		10/01/41	105,987
409,255	4.500		06/01/48	416,555
2,876,385	4.500		07/01/48	2,927,688
931,112	4.500		08/01/48	946,847
265,566	4.500		09/01/48	270,054
3,312,006	4.500		10/01/48	3,396,060
1,508,323	4.500		01/01/49	1,532,618
213,188	5.000		07/01/49	220,557
679,268	4.500		05/01/50	683,645

				11,338,166

UMBS, 30 Year, Single Family(b) – 4.6%
15,000,000	4.500		TBA-30yr	15,055,080
13,000,000	5.000		TBA-30yr	13,262,028

				28,317,108

TOTAL FEDERAL AGENCIES				$208,623,756

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $213,188,601)				$210,493,125

Agency Debentures – 23.4%
FHLB
$1,800,000	5.375%		08/15/24	$ 1,881,162
44,850,000	0.500		04/14/25	41,824,867
FHLMC
9,330,000	0.375		04/20/23	9,142,747
17,820,000	0.375		09/23/25	16,343,257
FNMA
5,200,000	6.250		05/15/29	6,168,292
16,080,000	7.125		01/15/30	20,181,525
Tennessee Valley Authority
49,850,000	0.750		05/15/25	46,622,711

TOTAL AGENCY DEBENTURES (Cost $150,306,965)				$142,164,561

U.S. Treasury Obligations – 57.9%
United States Treasury Bonds
$28,900,000	0.000	%(c)	11/15/35	$ 18,853,217
2,800,000	0.000	(c)	05/15/36	1,800,614

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Bonds – (continued)
$7,370,000	3.750	%(d)	11/15/43	$ 7,705,105
410,000	3.375	(d)	05/15/44	404,555
10,000	3.000		11/15/45	9,292
200,000	2.875		11/15/46	182,281
380,000	3.375	%(d)	11/15/48	386,116
780,000	2.000		02/15/50	604,500
United States Treasury Inflation Indexed Notes
6,980,000	3.250		06/30/27	7,048,709
United States Treasury Notes
5,000,000	2.750	(d)	05/31/23	4,992,969
1,560,000	0.500		02/28/26	1,421,794
11,570,000	0.750	(d)	03/31/26	10,627,226
227,340,000	0.750	(d)	04/30/26	208,389,081
47,990,000	0.625	(d)	07/31/26	43,517,182
630,000	1.375		08/31/26	588,804
11,010,000	1.125		02/29/28	9,898,678
11,340,000	1.250		03/31/28	10,244,981
11,090,000	1.250		04/30/28	10,004,393
6,850,000	3.250		06/30/29	6,931,344
9,530,000	1.375		11/15/31	8,265,786

TOTAL U.S. TREASURY OBLIGATIONS (Cost $368,807,935)				$351,876,627

TOTAL INVESTMENTS – 115.9% (Cost $732,303,501)				$704,534,313

LIABILITIES IN EXCESS OF OTHER ASSETS – (15.9)%				(96,750,408)

NET ASSETS – 100.0%				$607,783,905

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $102,207,265 which represents approximately 16.8% of the Fund’s net assets as of June 30, 2022.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Currency Abbreviation:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MTA	— Monthly Treasury Average
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

2 Year U.S. Treasury Notes	1,391	09/30/22	$292,131,736	$(1,018,443)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(76)	09/21/22	(11,730,125)	131,142
Ultra 10 Year U.S. Treasury Notes	(451)	09/21/22	(57,446,125)	435,033
5 Year U.S. Treasury Notes	(1,195)	09/30/22	(134,138,750)	603,688
10 Year U.S. Treasury Notes	(271)	09/21/22	(32,121,969)	81,281
20 Year U.S. Treasury Bonds	(216)	09/21/22	(29,943,000)	120,961

Total				$1,372,105

TOTAL FUTURES CONTRACTS				$353,662

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M LIBOR(a)	3M LIBOR(a)	07/25/24	$15,560	(c)	$9,257	$5,086	$4,171
1.730%(b)	3M SOFR(b)	02/08/26	325,620	(c)	5,445,376	2,495,917	2,949,459
2.587(b)	3M SOFR(b)	11/30/26	10,940		106,788	364	106,424
3M SOFR(b)	2.500%(b)	06/04/29	6,310	(c)	(24,415)	(4,259)	(20,156)
2.570(b)	3M SOFR(b)	06/04/31	16,640	(c)	62,325	16,225	46,100
3M SOFR(b)	2.734(b)	05/15/32	4,880	(c)	(23,510)	28,177	(51,687)
3M SOFR(b)	2.730(b)	06/04/33	10,560	(c)	(42,441)	(8,945)	(33,496)

TOTAL					$5,533,380	$2,532,565	$3,000,815

(a)	Payments made quarterly.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2022.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 46.0%
Automotive – 1.1%
Volkswagen Group of America Finance LLC
$13,772,000	3.125%		05/12/23	$ 13,668,572
13,121,000	0.875		11/22/23	12,576,610
(SOFR + 0.950%)
5,000,000	2.346		06/07/24	4,979,400

				31,224,582

Banks – 26.3%
Banco Santander SA
(SOFR + 1.240%)
16,400,000	2.504	(a)	05/24/24	16,337,516
13,600,000	3.892		05/24/24	13,543,424
Bank of America Corp.(a)(b)
(3M USD LIBOR + 0.790%)
3,686,000	3.004		12/20/23	3,673,062
(3M USD LIBOR + 0.780%)
9,849,000	3.550		03/05/24	9,824,870
(SOFR + 0.660%)
20,000,000	1.816		02/04/25	19,607,600
(SOFR + 1.100%)
15,483,000	2.147		04/25/25	15,351,240
Bank of Montreal(a) (SOFR + 0.680%)
14,360,000	2.118		03/10/23	14,331,424
Banque Federative du Credit Mutuel SA
7,375,000	3.750		07/20/23	7,371,018
(SOFR + 0.410%)
11,105,000	1.540		02/04/25	10,885,676
BPCE SA
5,210,000	2.750		01/11/23	5,194,891
(SOFR + 0.570%)
10,800,000	1.451		01/14/25	10,629,252
Canadian Imperial Bank of Commerce
(SOFR + 0.300%)
9,989,000	1.810	(a)	01/06/23	9,980,088
7,388,000	0.450		06/22/23	7,182,909
(SOFR + 0.940%)
21,127,000	1.701	(a)	04/07/25	20,899,040
Citigroup, Inc.(a)(b)
(3M USD LIBOR + 0.950%)
21,943,000	2.876		07/24/23	21,932,467
(SOFR + 1.372%)
19,000,000	2.664		05/24/25	18,817,790
Credit Agricole Corporate & Investment Bank SA(b)
26,500,000	0.400		01/15/23	25,758,000
Deutsche Bank AG
8,955,000	0.962		11/08/23	8,585,159
(SOFR + 0.500%)
29,941,000	1.665	(a)	11/08/23	29,559,851
Federation des Caisses Desjardins du Quebec(a) (SOFR + 0.430%)
30,000,000	1.717		05/21/24	29,486,100

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
First Republic Bank(a)(b) (SOFR + 0.620%)
$10,687,000	1.912%		02/12/24	$ 10,560,038
HSBC Holdings PLC(a)(b)
(3M USD LIBOR + 0.923%)
20,393,000	3.033		11/22/23	20,329,782
(3M USD LIBOR + 0.987%)
5,000,000	3.950		05/18/24	4,979,450
(SOFR + 0.580%)
30,425,000	1.849		11/22/24	29,540,241
JPMorgan Chase & Co.
(3M USD LIBOR + 0.730%)
27,875,000	3.559	(a)(b)	04/23/24	27,797,229
(SOFR + 0.970%)
29,000,000	2.426		06/14/25	28,648,230
KeyBank NA(a)(b) (SOFR + 0.320%)
9,981,000	1.830		06/14/24	9,822,202
Lloyds Banking Group PLC
10,520,000	4.050		08/16/23	10,552,928
(1 year CMT + 0.550%)
9,808,000	0.695	(a)(b)	05/11/24	9,523,568
Mitsubishi UFJ Financial Group, Inc.
12,066,000	2.623		07/18/22	12,066,965
(3M USD LIBOR + 0.790%)
6,300,000	1.974	(a)	07/25/22	6,297,795
Mizuho Financial Group, Inc.(a)
(3M USD LIBOR + 0.880%)
2,436,000	2.601		09/11/22	2,434,782
(3M USD LIBOR + 0.840%)
17,054,000	2.721	(b)	07/16/23	17,050,419
Morgan Stanley
14,247,000	3.750		02/25/23	14,287,319
Morgan Stanley(a)(b) (SOFR + 0.616%)
17,514,000	0.731		04/05/24	17,087,709
Morgan Stanley, Inc.(b)
(SOFR + 0.466%)
5,040,000	0.560	(a)	11/10/23	4,976,143
(SOFR + 0.625%)
6,998,000	1.655		01/24/25	6,831,168
MUFG Union Bank NA(a)(b) (SOFR + 0.710%)
17,250,000	2.156		12/09/22	17,229,990
National Australia Bank Ltd. (SOFR + 0.380%)
8,510,000	1.182		01/12/25	8,340,226
National Bank of Canada
7,325,000	2.150		10/07/22	7,307,420
14,178,000	2.100		02/01/23	14,067,837
Natwest Group PLC(b) (1 Year CMT + 2.150%)
9,374,000	2.359		05/22/24	9,200,112
Natwest Markets PLC
21,156,000	3.625		09/29/22	21,160,654

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Societe Generale SA
$4,172,000	4.250%		09/14/23	$ 4,179,301
Standard Chartered PLC(b) (SOFR + 1.250%)
31,000,000	2.104		10/14/23	30,810,590
Sumitomo Mitsui Trust Bank Ltd. (SOFR + 0.440%)
14,265,000	1.904		09/16/24	14,007,802
The Bank of Nova Scotia(a) (SOFR + 0.960%)
10,550,000	2.406		03/11/24	10,514,869
4,734,000	1.950		02/01/23	4,699,821
(SOFR + 0.550%)
29,146,000	2.030	(a)	09/15/23	28,987,154
The Toronto-Dominion Bank(a) (SOFR + 0.910%)
16,428,000	2.332		03/08/24	16,367,709
10,770,000	2.100		07/15/22	10,770,326
UBS AG
(SOFR + 0.360%)
17,463,000	1.529		02/09/24	17,281,559
(SOFR + 0.470%)
6,993,000	1.311	(b)	01/13/25	6,860,063
Westpac Banking Corp.(a) (3M USD LIBOR + 0.570%)
3,862,000	1.559		01/11/23	3,861,266

				757,384,044

Beverages – 0.4%
Coca-Cola Europacific Partners PLC
12,000,000	0.500		05/05/23	11,664,600

Chemical – 0.2%
Nutrien Ltd.
6,656,000	1.900		05/13/23	6,551,168

Cosmetics/Personal Care(b) – 0.3%
GSK Consumer Healthcare Capital US LLC
8,326,000	3.024		03/24/24	8,210,851

Diversified Financial Services – 2.1%
AIG Global Funding (SOFR + 0.380%)
22,042,000	1.860		12/15/23	21,883,738
Air Lease Corp.
4,185,000	2.250		01/15/23	4,145,075
6,000,000	2.750	(b)	01/15/23	5,971,620

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Air Lease Corp. (continued)
$2,500,000	3.000	%(b)	09/15/23	$ 2,462,225
American Express Co.(a)(b) (SOFR + 0.930%)
15,000,000	2.319		03/04/25	14,875,200
Capital One Financial Corp.(b) (SOFR + 0.690%)
12,150,000	2.112		12/06/24	11,954,264

				61,292,122

Electrical – 2.8%
American Electric Power Co., Inc.(a)(b) (3M USD LIBOR + 0.480%)
9,375,000	1.766		11/01/23	9,314,625
CenterPoint Energy, Inc.(b) (SOFR + 0.650%)
9,829,000	1.867		05/13/24	9,593,694
Dominion Energy, Inc.(a)(b) (3M USD LIBOR + 0.530%)
8,608,000	2.359		09/15/23	8,563,066
NextEra Energy Capital Holdings, Inc.
15,460,000	0.650		03/01/23	15,194,397
OGE Energy Corp.(b)
5,619,000	0.703		05/26/23	5,458,353
Oklahoma Gas and Electric Co.(b)
14,754,000	0.553		05/26/23	14,339,117
The Southern Co.(a)(b) (SOFR + 0.370%)
17,194,000	1.554		05/10/23	17,065,561

				79,528,813

Gas(b) – 2.0%
Atmos Energy Corp.
10,203,000	0.625		03/09/23	10,023,121
(3M USD LIBOR + 0.380%)
10,776,000	2.070	(a)	03/09/23	10,750,353
CenterPoint Energy Resources Corp.
15,590,000	0.700		03/02/23	15,283,656
(3M USD LIBOR + 0.500%)
14,000,000	2.111	(a)	03/02/23	13,955,900
ONE Gas, Inc.
8,517,000	0.850		03/11/23	8,374,596

				58,387,626

Healthcare Providers & Services – 1.2%
Aetna, Inc.(b)
10,000,000	2.800		06/15/23	9,877,500
Baxter International, Inc. (SOFR + 0.440%)
14,300,000	1.767		11/29/24	13,981,682
Thermo Fisher Scientific, Inc.(b)
10,000,000	0.797		10/18/23	9,701,900

				33,561,082

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 3.5%
Athene Global Funding (3M USD LIBOR + 0.730%)
$42,750,000	1.716%	01/08/24	$ 41,947,582
Equitable Financial Life Global Funding
5,038,000	0.500	04/06/23	4,914,922
Jackson National Life Global Funding (SOFR + 0.600%)
7,587,000	1.322	01/06/23	7,568,412
Principal Life Global Funding II
(SOFR + 0.450%)
9,397,000	1.251	04/12/24	9,372,662
(SOFR + 0.380%)
14,437,000	1.691	08/23/24	14,162,264
Protective Life Global Funding (SOFR + 0.980%)
10,800,000	2.491	03/28/25	10,764,360
Protective Life Global Funding
4,171,000	2.615	08/22/22	4,169,165
6,848,000	0.502	04/12/23	6,686,661

			99,586,028

Mining – 0.3%
Glencore Finance Canada Ltd.
7,166,000	4.250	10/25/22	7,180,332

Miscellaneous Manufacturing(b) – 0.3%
Carlisle Cos, Inc.
8,622,000	0.550	09/01/23	8,320,144

Oil Field Services – 1.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
8,000,000	1.231	12/15/23	7,771,920
Conocophillips Co.(b)
10,799,000	2.125	03/08/24	10,586,368
Pioneer Natural Resources Co.
9,163,000	0.550	05/15/23	8,927,694
Schlumberger Finance Canada Ltd.(b)
5,917,000	2.650	11/20/22	5,903,095

			33,189,077

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – 1.5%
AbbVie, Inc.
$10,000,000	2.900%	11/06/22	$ 9,996,400
18,490,000	2.300	11/21/22	18,428,798
AmerisourceBergen Corp.(b)
14,378,000	0.737	03/15/23	14,103,955

			42,529,153

Pipelines – 0.7%
Enbridge, Inc.
13,806,000	0.550	10/04/23	13,292,141
Kinder Morgan Energy Partners LP(b)
6,032,000	3.450	02/15/23	6,041,711

			19,333,852

Real Estate Investment Trust(a)(b) – 0.5%
Public Storage (SOFR + 0.470%)
15,101,000	1.445	04/23/24	15,015,528

Retailing(b) – 0.6%
7-Eleven, Inc.
18,409,000	0.625	02/10/23	18,058,493

Savings & Loans – 0.3%
Nationwide Building Society
10,000,000	2.000	01/27/23	9,913,500

Software – 0.7%
Oracle Corp.
16,778,000	2.500	10/15/22	16,749,142
Take-Two Interactive Software, Inc.
4,834,000	3.300	03/28/24	4,773,527

			21,522,669

TOTAL CORPORATE OBLIGATIONS (Cost $1,340,313,241)			$1,322,453,664

Municipal Debt Obligations – 0.1%
Illinois – 0.0%
Illinois State GO Bonds Taxable-Pension Series 2003
$1,448,182	4.950%	06/01/23	$ 1,458,866

New York(b) – 0.1%
Long Island Power Authority Electric System Taxable (Refunding) Series C
3,070,000	0.359	03/01/23	3,014,004

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,529,087)			$ 4,472,870

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 8.3%
United States Treasury Notes
$10,000,000	0.375%		10/31/23	$ 9,662,891
(3MTreasury money market yield + 0.035%)
215,300,000	1.793	(a)	10/31/23	215,712,961
12,500,000	1.500		02/29/24	12,205,566

TOTAL U.S. TREASURY OBLIGATIONS (Cost $237,726,656)				$ 237,581,418

Shares	Dividend Rate			Value

Investment Company(c) – 8.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
234,372,255	1.367%			$ 234,372,255
(Cost $234,372,255)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,816,941,239)				$1,798,880,207

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments(d) – 37.2%
Certificates of Deposit – 27.8%
Alpine Securitization LLC(a) (SOFR + 0.440%)
$2,500,000	1.130%		10/27/22	$ 2,500,328
ASB Bank Ltd. (a) (SOFR + 0.790%)
12,602,000	2.310		09/15/22	12,615,542
Bank of Montreal(a)
(SOFR + 0.300%)
6,092,000	0.990		01/09/23	6,083,563
(SOFR + 0.400%)
23,100,000	1.090		03/01/23	23,077,410
Barclays Bank PLC(a)
(SOFR + 0.470%)
12,300,000	1.160		07/05/22	12,300,711
(SOFR + 0.290%)
24,500,000	1.040		02/16/23	24,446,790
Bayerische Landesbank
(3M USD LIBOR + 0.160%)
12,000,000	1.385	(a)	01/27/23	11,986,992
18,340,000	0.900		06/27/23	17,820,457
Collateralized Commercial Paper FLEX Co. LLC(a) (SOFR + 0.300%)
27,940,000	0.990		12/01/22	27,922,771
Commonwealth Bank of Australia(a) (SOFR + 0.200%)
15,829,000	0.890		01/20/23	15,803,872
Cooperatieve Rabobank UA
24,704,000	1.500		10/17/22	24,648,436
(SOFR + 0.490%)
7,244,000	1.180	(a)	11/25/22	7,246,981
Credit Industriel et Commercial(a) (FEDL01 + 0.45%)
16,450,000	2.030		03/13/23	16,449,926

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments(d) – (continued)
Certificates of Deposit – (continued)
Credit Suisse AG
$28,000,000	0.590%		03/17/23	$ 27,433,645
Credit Suisse New York
12,800,000	0.400		11/10/22	12,698,973
DNB Bank ASA(a)
(SOFR + 0.550%)
5,647,000	1.240		09/07/22	5,649,092
(SOFR + 0.580%)
23,525,000	1.270		03/23/23	23,527,228
Enel Finance America LLC(a) (SOFR + 0.800%)
16,233,000	1.490		10/27/22	16,229,951
Ionic Capital III Trust(e)
21,892,000	0.300		07/26/22	21,893,060
Landesbank Baden-Wuerttemberg
29,187,000	1.250		07/25/22	29,177,324
(SOFR + 0.400%)
4,850,000	1.910	(a)	10/12/22	4,849,741
Lloyds Bank Corporate Markets PLC(a) (SOFR + 0.540%)
23,765,000	2.050		01/31/24	23,670,276
Macquarie Bank Ltd.(a)
(SOFR + 0.400%)
7,300,000	1.860		10/19/22	7,300,467
(SOFR + 0.330%)
29,500,000	1.020		12/05/22	29,482,611
Mizuho Bank Ltd.(a) (SOFR + 0.280%)
12,639,000	1.060		02/10/23	12,617,820
MUFG Bank Ltd.
13,500,000	0.260		10/13/22	13,420,041
National Australia Bank Ltd. (a) (SOFR + 0.500%)
14,915,000	1.280		03/08/23	14,908,700
National Bank of Kuwait SAKP
12,496,000	1.320		07/06/22	12,495,457
Natixis SA
16,900,000	1.440		08/02/22	16,894,878
Nordea Bank AB NY(a) (SOFR + 0.530%)
24,927,000	0.300		01/27/23	24,539,948
Nordea Bank ABP(a)
13,000,000	0.830		12/23/22	13,002,124
Norinchukin Bank
5,907,000	1.200		07/22/22	5,905,512
Royal Bank of Canada
6,336,000	2.010	(e)	12/23/22	6,335,992
(SOFR + 0.430%)
29,018,000	1.120	(a)	03/01/23	29,002,040
Salisbury Receivables Co. LLC(a) (SOFR + 0.340)
27,000,000	1.100		02/01/23	26,967,825

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments(d) – (continued)
Certificates of Deposit – (continued)
Sheffield Receivables Co. LLC%(a) (SOFR + 0.210%)
$13,026,000	0.970%		07/26/22	$ 13,026,484
Skandinaviska Enskilda Banken AB
(SOFR + 0.140%)
13,335,000	0.190	(a)	07/20/22	13,334,787
8,400,000	1.830		10/05/22	8,391,467
19,500,000	0.420		12/01/22	19,301,857
Standard Chartered Bank(a) (SOFR + 0.420%)
20,233,000	0.460		04/28/22	20,182,193
Sumitomo Mitsui Banking Corp.
(SOFR + 0.280%)
12,204,000	1.070	(a)	03/01/23	12,177,487
(SOFR + 0.500%)
14,700,000	1.280	(a)	03/31/23	14,686,582
20,500,000	2.700		04/27/23	20,369,343
Svenska Handelsbanken AB
(SOFR + 0.400%)
28,615,000	1.180	(a)	03/01/23	28,599,605
8,910,000	2.000		03/22/23	8,821,377
(SOFR + 0.510%)
2,500,000	1.960	(a)	03/28/23	2,497,950
17,239,000	2.795		05/25/23	17,127,792
Toronto Dominion Bank(e)
10,000,000	2.020		12/30/22	10,000,000
Toronto-Dominion Bank
9,280,000	1.350		09/09/22	9,268,471
Westpac Banking Corp.
(SOFR + 0.140%)
12,205,000	0.900	(a)	08/02/22	12,204,387
8,197,000	1.150		09/07/22	8,183,770

				799,080,036

Commercial Paper – 9.4%
Albion Capital Corp.(e)
3,764,000	0.000		08/16/22	3,754,693
Alimentation Couche-Tard, Inc.
6,700,000	0.000		07/07/22	6,697,499
ANZ New Zealand International Ltd.(e)
21,586,000	0.000		05/25/23	20,898,704
Atlantic Asset Securitization LLC(e)
5,478,000	0.000		09/21/22	5,449,924
BASF SE(e)
19,385,000	0.000		10/03/22	19,262,382
BASF SE Aktiengesellsch(e)
12,625,000	0.000		09/06/22	12,575,088

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(d) – (continued)
Commercial Paper – (continued)
BAT International Finance PLC(e)
$4,130,000	0.000%	07/11/22	$ 4,127,621
4,103,000	0.000	07/12/22	4,100,410
CDP Financial, Inc.(e)
3,331,000	0.000	06/16/23	3,215,316
13,000,000	0.000	06/27/23	12,530,446
Citigroup Global Markets, Inc.(e)
10,421,000	0.000	04/21/23	10,126,646
Enbridge, Inc.(e)
8,000,000	0.000	01/19/23	7,855,103
Fairway Finance Corp.(e)
6,625,000	0.000	11/03/22	6,564,249
Fidelity National Information Services, Inc.(e)
8,000,000	0.000	07/14/22	7,994,055
Gotham Funding Corp.(e)
4,099,000	0.000	09/30/22	4,073,964
GTA Funding LLC(e)
18,449,000	0.000	09/28/22	18,342,457
LMA-Americas LLC(e)
4,250,000	0.000	09/14/22	4,229,803
5,000,000	0.000	10/07/22	4,964,580
18,000,000	0.000	11/21/22	17,796,096
National Australia Bank Ltd.(e)
11,000,000	0.000	01/27/23	10,805,745
Pacific Life Short Term Funding LLC(e)
8,255,000	0.000	05/19/23	7,992,067
Reckitt Benckiser Treasury Services PLC(e)
5,000,000	0.000	07/22/22	4,994,561
Societe Generale SA(e)
7,200,000	0.000	10/31/22	7,141,058
Spire, Inc.(e)
5,930,000	0.000	07/06/22	5,928,175
2,500,000	0.000	07/19/22	2,497,420
Toronto Dominion Bank(e)
12,600,000	0.000	06/02/23	12,171,134
Verizon Communications, Inc.(e)
15,841,000	0.000	07/06/22	15,836,126
Victory Receivables(e)
6,964,000	0.000	08/03/22	6,952,122
10,748,000	0.000	09/22/22	10,690,419

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(d) – (continued)
Commercial Paper – (continued)
Waste Management, Inc.(e)
$10,000,000	0.000%	09/06/22	$ 9,956,990

			269,524,853

TOTAL SHORT-TERM INVESTMENTS (Cost $1,071,960,015)			$1,068,604,889

TOTAL INVESTMENTS – 99.7% (Cost $2,888,901,254)			$2,867,485,096

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			8,287,222

NET ASSETS – 100.0%			$2,875,772,318

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Represents an affiliated issuer.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Currency Abbreviation:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES OF SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES OF SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES OF SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES OF SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2022:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$551,994,712	$—
Mortgage-Backed Obligations	—	28,489,352	—
Asset-Backed Securities	—	217,778,568	—
Foreign Debt Obligations	—	6,298,212	—
Municipal Debt Obligations	—	5,545,766	—
U.S. Treasury Obligations	1,248,437	—	—
Exchange Traded Fund	28,573,027	—	—
Investment Companies	73,510,842	—	—
Short-term Investments	—	95,564,146	—

Total	$103,332,306	$905,670,756	$—

Derivative Type

Assets(a)
Futures Contracts	$215,920	$—	$—
Interest Rate Swap Contracts	1,295,074	—	—

Total	$1,510,994	$—	$—

Liabilities(a)
Interest Rate Swap Contracts	$(1,199,409)	$—	$—

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$143,679,147	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	120,701,363	72,719,485	—
Asset-Backed Securities	—	5,107,827	—
Municipal Debt Obligation	—	2,246,938	—
Investment Company	13,953,163	—	—

Total	$134,654,526	$223,753,397	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(995,171)	$—

Total	$—	$(995,171)	$—

Derivative Type

Assets
Futures Contracts(a)	$328,880	$—	$—
Interest Rate Swap Contracts(a)	55,345	—	—
Purchased Options Contracts	—	9,603	—

Total	$384,225	$9,603	$—

Liabilities
Futures Contracts(a)	$(57,869)	$—	$—
Interest Rate Swap Contracts(a)	(50,639)	—	—
Written Options Contracts	—	(8,708)	—

Total	$(108,508)	$(8,708)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES OF SCHEDULE OF INVESTMENTS (continued)

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$478,738,757	$—	$—

Total	$478,738,757	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$191,667	$—	$—
Interest Rate Swap Contracts(a)	—	3,359,368	—
Purchased Option Contracts	—	8,707	—

Total	$191,667	$3,368,075	$—

Liabilities
Futures Contracts(a)	$(50,391)	$—	$—
Interest Rate Swap Contracts(a)	—	(1,206,771)	—
Written Option Contracts	—	(7,896)	—

Total	$(50,391)	$(1,214,667)	$—

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,267,765,714	$—
Mortgage-Backed Obligations	—	218,704,433	—
Asset-Backed Securities	—	149,784,689	—
Foreign Debt Obligations	—	30,798,267	—
Municipal Debt Obligations	—	3,585,658	—
U.S. Treasury Obligations	222,052,458	—	—
Exchange Traded Funds	45,164,033	—	—
Investment Company	27,337,413	—	—
Short-term Investments	—	4,267,921	—

Total	$294,553,904	$1,674,906,682	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(16,758,274)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,677,955	$—
Futures Contracts(a)	4,151,142	—	—
Interest Rate Swap Contracts(a)	7,232,352	—	—
Credit Default Swap Contracts(a)	8,797	395	—
Purchased Options Contracts	—	544,229	—

Total	$11,392,291	$2,222,579	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,441,789)	$—
Futures Contracts(a)	(4,327,863)	—	—
Interest Rate Swap Contracts(a)	(4,433,590)	—	—
Credit Default Swap Contracts(a)	(1,646,693)	(75,982)	—
Written option contracts	—	(499,972)	—

Total	$(10,408,146)	$(2,017,743)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES OF SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$210,493,125	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	351,876,627	142,164,561	—

Total	$351,876,627	$352,657,686	$—

Derivative Type

Assets(a)
Futures Contracts	$1,372,105	$—	$—
Interest Rate Swap Contracts	3,106,154	—	—

Total	$4,478,259	$—	$—

Liabilities(a)
Futures Contracts	$(1,018,443)	$—	$—
Interest Rate Swap Contracts	(105,339)	—	—

Total	$(1,123,782)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,322,453,664	$—
Municipal Debt Obligations	—	4,472,870	—
U.S. Treasury Obligations	237,581,418	—	—
Investment Company	234,372,255	—	—
Short-term Investments	—	1,068,604,889	—

Total	$471,953,673	$2,395,531,423	$—

For further information regarding security characteristics, see the Schedules of Investments.

OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES OF SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.